TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Investments — 99.0% of net assets

Common Stocks — 63.1%

US Common Stocks — 22.5%

Aerospace & Defense — 0.2%
Boeing Co. (The) (a)	4,295	$1,634,119
Curtiss-Wright Corp.	2,595	335,715
Huntington Ingalls Industries, Inc. (a)	2,195	464,879
Lockheed Martin Corp.	2,436	950,186
Raytheon Co.	2,196	430,833
Spirit AeroSystems Holdings, Inc., Class A (a)	12,176	1,001,355
Teledyne Technologies, Inc. (b)	794	255,660
		5,072,747
Airlines — 1.3%
American Airlines Group, Inc.	129,212	3,484,848
Delta Air Lines, Inc.	247,572	14,260,147
Southwest Airlines Co.	4,217	227,760
Spirit Airlines, Inc. (b)	2,152	78,118
United Airlines Holdings, Inc. (b)	102,271	9,041,779
		27,092,652
Auto Components — 0.1%
Adient plc	7,190	165,082
Dana, Inc.	19,432	280,598
Goodyear Tire & Rubber Co. (The)	36,560	526,647
Lear Corp. (a)	4,209	496,241
		1,468,568
Automobiles — 0.0%
Ford Motor Co.	22,630	207,291
General Motors Co.	4,015	150,482
Thor Industries, Inc.	2,860	161,990
		519,763
Beverages — 0.6%
Brown-Forman Corp., Class B	69,423	4,358,376
Monster Beverage Corp. (b)	16,615	964,667
PepsiCo, Inc.	55,022	7,543,516
		12,866,559
Biotechnology — 0.3%
AbbVie, Inc.	5,896	446,445
Alexion Pharmaceuticals, Inc. (b)	5,379	526,819

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Alnylam Pharmaceuticals, Inc. (b)	3,045	$244,879
Amgen, Inc.	1,640	317,357
Biogen, Inc. (a) (b)	9,344	2,175,470
Celgene Corp. (a) (b)	3,447	342,287
Exelixis, Inc. (b)	66,556	1,177,043
Gilead Sciences, Inc. (a)	19,381	1,228,368
Incyte Corp. (a) (b)	6,051	449,166
Regeneron Pharmaceuticals, Inc. (b)	491	136,203
		7,044,037
Building Products — 0.0%
Masco Corp.	12,683	528,627
Owens Corning	668	42,218
		570,845
Capital Markets — 0.1%
Ameriprise Financial, Inc.	3,576	526,030
BlackRock, Inc.	366	163,104
KKR & Co., Inc., Class A	8,833	237,166
Morgan Stanley	10,833	462,244
Stifel Financial Corp.	1,566	89,857
T. Rowe Price Group, Inc.	503	57,468
		1,535,869
Chemicals — 0.1%
Cabot Corp.	4,085	185,132
Celanese Corp. (a)	5,768	705,369
Corteva, Inc. (b)	1,209	33,852
Dow, Inc.	1,209	57,609
DuPont de Nemours, Inc.	1,209	86,214
Eastman Chemical Co. (a)	3,559	262,761
Huntsman Corp.	2,213	51,474
Ingevity Corp. (b)	277	23,501
LyondellBasell Industries NV, Class A (a)	8,135	727,838
PolyOne Corp.	4,418	144,248
Scotts Miracle-Gro Co. (The)	1,214	123,609
Sherwin-Williams Co. (The)	895	492,134
		2,893,741
Commercial Banks — 0.1%
Bank OZK	609	16,607
CIT Group, Inc.	693	31,400
Citizens Financial Group, Inc.	11,866	419,700
Comerica, Inc.	1,027	67,772
Huntington Bancshares, Inc.	3,932	56,110
PNC Financial Services Group, Inc. (The)	2,605	365,117

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

SunTrust Banks, Inc.	2,233	$153,630
		1,110,336
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (b)	3,400	262,480
Deluxe Corp.	5,623	276,427
Herman Miller, Inc.	10,053	463,343
HNI Corp.	26,657	946,323
Waste Management, Inc. (a)	3,569	410,435
		2,359,008
Communications Equipment — 0.1%
Ciena Corp. (a) (b)	7,584	297,520
Cisco Systems, Inc. (a)	39,357	1,944,630
F5 Networks, Inc. (b)	784	110,089
Juniper Networks, Inc. (a)	7,291	180,452
		2,532,691
Computers & Peripherals — 0.4%
Apple, Inc. (a)	23,755	5,320,407
Dell Technologies, Inc., Class C (b)	236	12,239
Hewlett Packard Enterprise Co.	3,783	57,388
HP, Inc.	55,889	1,057,420
Seagate Technology plc	11,443	615,519
Western Digital Corp.	1,473	87,850
Xerox Holdings Corp.	4,062	121,494
		7,272,317
Construction & Engineering — 0.1%
EMCOR Group, Inc.	903	77,766
Fluor Corp.	4,671	89,356
NVR, Inc. (b)	166	617,080
PulteGroup, Inc.	14,381	525,626
Quanta Services, Inc.	1,247	47,137
Toll Brothers, Inc.	2,700	110,835
TopBuild Corp. (b)	594	57,279
		1,525,079
Consumer Finance — 0.2%
American Express Co.	7,332	867,229
Capital One Financial Corp. (a)	6,701	609,657
FirstCash, Inc.	2,340	214,508
Synchrony Financial	52,604	1,793,270
		3,484,664

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Containers & Packaging — 0.0%
Berry Global Group, Inc. (b)	6,743	$264,798
Sealed Air Corp.	1,373	56,993
Westrock Co.	1,506	54,894
		376,685
Diversified Consumer Services — 0.0%
Sotheby's (b)	2,920	166,382
WW International, Inc. (a) (b)	5,856	221,474
		387,856
Diversified Financial Services — 0.7%
Bank of America Corp.	109,360	3,190,031
Berkshire Hathaway, Inc., Class B (a) (b)	13,871	2,885,445
Citigroup, Inc.	35,205	2,431,961
CME Group, Inc.	123	25,995
Jefferies Financial Group, Inc.	11,615	213,716
JPMorgan Chase & Co. (a)	10,721	1,261,754
Moody's Corp. (a)	850	174,106
S&P Global, Inc.	1,339	328,028
Subversive Capital Acquistion Corp., Class A (b)	63,700	617,890
Tortoise Acquisition Corp. - Unit (b)	128,669	1,296,984
Washington Mutual, Inc. (b) (c) (d)	33,600	—
Wells Fargo & Co. (a)	34,311	1,730,647
		14,156,557
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	5,806	219,699
CenturyLink, Inc.	10,674	133,212
Verizon Communications, Inc. (a)	16,531	997,811
		1,350,722
Electric Utilities — 0.1%
American Electric Power Co., Inc.	315	29,512
Exelon Corp. (a)	46,081	2,226,173
IDACORP, Inc.	2,151	242,353
Pinnacle West Capital Corp.	5,454	529,420
		3,027,458
Electrical Equipment — 0.0%
Eaton Corp. plc (a)	1,451	120,651
GrafTech International, Ltd.	26,784	342,835
		463,486

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. (b)	389	$29,011
Avnet, Inc.	7,822	347,962
Belden, Inc.	5,174	275,981
CDW Corp.	4,561	562,098
Coherent, Inc. (b)	510	78,397
Corning, Inc.	2,159	61,575
Resideo Technologies, Inc. (b)	3,740	53,669
Tech Data Corp. (b)	3,711	386,835
Vishay Intertechnology, Inc. (a)	37,550	635,721
		2,431,249
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. (a)	58,237	1,351,098
Cactus, Inc., Class A (a) (b)	21,191	613,268
Halliburton Co.	7,012	132,176
Nabors Industries, Ltd.	16,012	29,943
ProPetro Holding Corp. (a) (b)	148,127	1,346,474
RPC, Inc.	6,318	35,444
		3,508,403
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	5,911	1,703,018
Kroger Co. (The)	16,446	423,978
Walmart, Inc. (a)	19,599	2,326,009
		4,453,005
Food Products — 0.4%
Archer-Daniels-Midland Co.	15,205	624,469
Bunge, Ltd.	6,388	361,689
Ingredion, Inc.	1,803	147,377
McCormick & Co., Inc.	32,902	5,142,583
Pilgrim's Pride Corp. (b)	5,869	188,072
Tyson Foods, Inc., Class A (a)	18,065	1,556,119
		8,020,309
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories (a)	1,593	133,286
Align Technology, Inc. (b)	1,749	316,429
Baxter International, Inc. (a)	17,949	1,569,999
Becton Dickinson and Co.	8,674	2,194,175
Boston Scientific Corp. (b)	1,038	42,236
Danaher Corp. (a)	10,260	1,481,852
DENTSPLY SIRONA, Inc.	5,327	283,982
DexCom, Inc. (b)	16,123	2,406,197
Edwards Lifesciences Corp. (b)	1,053	231,565
Haemonetics Corp. (b)	370	46,672

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

IDEXX Laboratories, Inc. (b)	34,811	$9,466,155
Inogen, Inc. (a) (b)	13,122	628,675
Masimo Corp. (b)	1,704	253,538
NuVasive, Inc. (b)	5,638	357,337
Stryker Corp.	41,016	8,871,761
Zimmer Biomet Holdings, Inc.	1,640	225,123
		28,508,982
Health Care Providers & Services — 0.2%
Anthem, Inc.	1,608	386,081
Brookdale Senior Living, Inc. (b)	2,612	19,799
Cardinal Health, Inc. (a)	8,393	396,066
HCA Healthcare, Inc.	1,383	166,541
Humana, Inc. (a)	1,401	358,194
McKesson Corp. (a)	9,258	1,265,198
MEDNAX, Inc. (b)	2,715	61,413
UnitedHealth Group, Inc.	2,114	459,414
		3,112,706
Health Care Technology — 0.0%
Cerner Corp.	7,418	505,685

Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Corp. (b)	2,729	31,820
Eldorado Resorts, Inc. (b)	2,112	84,205
International Game Technology plc	1,018	14,466
Las Vegas Sands Corp. (a)	12,722	734,823
Marriott International, Inc., Class A	47,218	5,872,502
Marriott Vacations Worldwide Corp.	470	48,697
MGM Resorts International	23,032	638,447
Norwegian Cruise Line Holdings, Ltd. (b)	22,966	1,188,950
Starbucks Corp.	6,354	561,821
		9,175,731
Household Durables — 0.0%
Mohawk Industries, Inc. (b)	1,287	159,678
Whirlpool Corp.	292	46,241
		205,919
Household Products — 0.2%
Colgate-Palmolive Co.	6,480	476,345
Kimberly-Clark Corp.	7,835	1,112,962
Procter & Gamble Co. (The) (a)	13,762	1,711,717
Spectrum Brands Holdings, Inc.	290	15,309
Tupperware Brands Corp.	18,291	290,278
		3,606,611

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Industrial Conglomerates — 0.2%
General Electric Co.	231,060	$2,065,676
Honeywell International, Inc.	6,859	1,160,543
		3,226,219
Insurance — 0.4%
Aflac, Inc. (a)	27,578	1,442,881
Allstate Corp. (The) (a)	9,142	993,553
American International Group, Inc.	16,926	942,778
American National Insurance Co.	1,031	127,566
Athene Holding, Ltd., Class A (b)	4,672	196,504
Everest Re Group, Ltd.	613	163,113
Fidelity National Financial, Inc.	17,659	784,236
First American Financial Corp.	5,046	297,764
Hanover Insurance Group, Inc. (The)	393	53,267
Hartford Financial Services Group, Inc. (The)	7,804	473,000
Loews Corp.	2,199	113,205
Markel Corp. (b)	223	263,564
MBIA, Inc. (b)	44,768	413,209
Mercury General Corp.	1,692	94,549
MetLife, Inc.	12,913	608,977
Prudential Financial, Inc.	1,677	150,846
Reinsurance Group of America, Inc.	3,513	561,658
Travelers Companies, Inc. (The) (a)	3,642	541,529
Unum Group (a)	9,666	287,274
		8,509,473
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a) (b)	8,786	15,251,705
Booking Holdings, Inc. (b)	895	1,756,536
Expedia Group, Inc.	227	30,511
Liberty TripAdvisor Holdings, Inc., Class A (b)	221	2,080
Qurate Retail, Inc., Class A (b)	37,953	391,485
TripAdvisor, Inc. (a) (b)	12,636	488,761
		17,921,078
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (b)	10,813	988,092
Alphabet, Inc., Class A (a) (b)	2,159	2,636,441
Alphabet, Inc., Class C (a) (b)	2,722	3,318,118
eBay, Inc. (a)	30,317	1,181,757
Facebook, Inc., Class A (a) (b)	111,910	19,928,933
GrubHub, Inc. (b)	28,752	1,616,150
IAC/InterActiveCorp (a) (b)	2,492	543,181
Twitter, Inc. (b)	33,718	1,389,182

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

VeriSign, Inc. (b)	2,094	$394,991
Yelp, Inc. (a) (b)	3,227	112,138
		32,108,983
IT Services — 1.8%
Alliance Data Systems Corp.	1,895	242,806
Amdocs, Ltd.	4,463	295,049
Automatic Data Processing, Inc.	43,561	7,031,617
Broadridge Financial Solutions, Inc.	385	47,906
CACI International, Inc., Class A (b)	2,038	471,308
Cognizant Technology Solutions Corp., Class A	15,421	929,347
CoreLogic, Inc. (b)	4,620	213,767
DXC Technology Co. (a)	32,469	957,835
EPAM Systems, Inc. (b)	5,062	922,904
Fiserv, Inc. (b)	1,311	135,806
Gartner, Inc. (b)	1,993	284,979
Hackett Group, Inc. (The)	13,019	214,293
International Business Machines Corp. (IBM) (a)	12,423	1,806,553
Mastercard, Inc., Class A	2,511	681,912
MAXIMUS, Inc.	3,027	233,866
PayPal Holdings, Inc. (b)	48,984	5,074,253
Perspecta, Inc.	1,344	35,105
Twilio, Inc., Class A (b)	62,149	6,833,904
Visa, Inc., Class A	56,625	9,740,066
		36,153,276
Leisure Equipment & Products — 0.0%
Brunswick Corp.	670	34,920
Vista Outdoor, Inc. (b)	6,355	39,338
		74,258
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. (a)	11,102	850,746
AquaVenture Holdings, Ltd. (b)	4,340	84,326
Bio-Rad Laboratories, Inc., Class A (b)	1,354	450,530
Bruker Corp.	6,066	266,480
Charles River Laboratories International, Inc. (b)	1,600	211,792
IQVIA Holdings, Inc. (b)	950	141,911
PRA Health Sciences, Inc. (b)	714	70,850
Thermo Fisher Scientific, Inc. (a)	5,042	1,468,583
Waters Corp. (b)	34,835	7,776,217
		11,321,435
Machinery — 0.3%
Allison Transmission Holdings, Inc.	576	27,101
Caterpillar, Inc.	7,251	915,874
Crane Co.	957	77,163
Cummins, Inc. (a)	10,981	1,786,279

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Gates Industrial Corp. plc (b)	8,554	$86,139
Graco, Inc.	3,266	150,367
Ingersoll-Rand plc	4,124	508,118
ITT, Inc.	7,710	471,775
Kennametal, Inc.	4,289	131,844
Oshkosh Corp. (a)	8,118	615,344
Timken Co. (The)	5,681	247,180
Wabtec Corp.	145	10,420
Welbilt, Inc. (b)	13,632	229,835
		5,257,439
Marine — 0.0%
Scorpio Bulkers, Inc.	12,883	78,329

Media — 0.8%
Altice USA, Inc., Class A (b)	5,593	160,407
AMC Networks, Inc., Class A (b)	17,651	867,723
CBS Corp., Class B	23,092	932,224
Charter Communications, Inc., Class A (b)	332	136,824
Comcast Corp., Class A (a)	36,278	1,635,412
Discovery, Inc., Series A (b)	3,640	96,933
GCI Liberty, Inc., Class A (b)	867	53,815
iHeartMedia, Inc., Class A (b)	34	510
iHeartMedia, Inc. - ENT (b) (c) (d)	9,430	—
Interpublic Group of Cos, Inc. (The)	1,183	25,505
Liberty Broadband Corp., Class A (b)	84	8,780
Liberty Broadband Corp., Class C (b)	951	99,541
Liberty Latin America, Ltd., Class A (b)	3,408	58,174
Liberty Latin America, Ltd., Class C (b)	4,505	77,013
Liberty Media Corp-Liberty Braves, Class A (b)	61	1,698
Liberty Media Corp-Liberty Braves, Class C (b)	167	4,634
Liberty Media Corp-Liberty Formula One, Class A (b)	691	27,357
Liberty Media Corp-Liberty Formula One, Class C (b)	749	31,151
Liberty Media Corp-Liberty SiriusXM, Class A (b)	3,193	132,733
Liberty Media Corp-Liberty SiriusXM, Class C (b)	3,947	165,616
Lions Gate Entertainment Corp., Class B (b)	335	2,928
Netflix, Inc. (b)	32,019	8,568,925
Nexstar Media Group, Inc., Class A	819	83,792
Sinclair Broadcast Group, Inc., Class A	24,863	1,062,645
TEGNA, Inc.	48,760	757,243
Tribune Publishing Co.	504	4,324
Viacom, Inc., Class B	1,722	41,380
Walt Disney Co. (The) (a)	13,117	1,709,407
		16,746,694
Metals & Mining — 0.1%
Alcoa Corp. (b)	8,718	174,970
Allegheny Technologies, Inc. (b)	20,711	419,398
Freeport-McMoRan, Inc.	17,291	165,475
Reliance Steel & Aluminum Co. (a)	5,717	569,756

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Southern Copper Corp.	3,633	$123,994
Steel Dynamics, Inc.	16,234	483,773
Warrior Met Coal, Inc.	5,445	106,287
		2,043,653
Multi-Utilities — 0.1%
Ameren Corp.	5,817	465,651
Black Hills Corp. (a)	4,890	375,210
Consolidated Edison, Inc.	7,409	699,928
DTE Energy Co.	2,242	298,097
NorthWestern Corp.	6,383	479,044
OGE Energy Corp.	1,314	59,629
Public Service Enterprise Group, Inc.	3,077	191,020
UGI Corp.	752	37,803
		2,606,382
Multiline Retail — 0.1%
Kohl's Corp.	1,592	79,059
Macy's, Inc.	34,116	530,163
Target Corp.	7,383	789,316
		1,398,538
Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp. (b)	26,445	79,864
Apache Corp.	1,056	27,034
Berry Petroleum Corp. (a)	35,193	329,406
Cabot Oil & Gas Corp. (a)	146,804	2,579,346
Callon Petroleum Co. (b)	520,425	2,258,644
Centennial Resource Development, Inc., Class A (b)	78,852	356,017
Cheniere Energy, Inc. (a) (b)	43,376	2,735,291
Chevron Corp.	4,311	511,285
Cimarex Energy Co. (a)	101,974	4,888,633
Cloud Peak Energy, Inc. (b)	313,225	6,421
ConocoPhillips (a)	52,872	3,012,647
Continental Resources, Inc. (a) (b)	68,173	2,099,047
Devon Energy Corp. (a)	78,122	1,879,615
EOG Resources, Inc. (a)	29,026	2,154,310
EQT Corp. (a)	198,383	2,110,795
Equitrans Midstream Corp. (a)	69,940	1,017,627
Exxon Mobil Corp. (a)	13,114	925,979
Goodrich Petroleum Corp. (b)	45,711	485,908
HollyFrontier Corp.	12,173	652,960
International Seaways, Inc. (b)	4,703	90,580
Jagged Peak Energy, Inc. (a) (b)	620,071	4,501,715
Kosmos Energy, Ltd. (a)	191,301	1,193,718
Marathon Oil Corp.	8,537	104,749
Marathon Petroleum Corp.	3,701	224,836
Oasis Petroleum, Inc. (b)	121,822	421,504
Occidental Petroleum Corp. (a)	81,392	3,619,502
Peabody Energy Corp.	18,854	277,531

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Phillips 66	11,043	$1,130,803
Pioneer Natural Resources Co. (a)	17,680	2,223,614
Plains GP Holdings LP, Class A (b)	199,646	4,238,485
Range Resources Corp.	780,793	2,982,629
SM Energy Co.	1,490	14,438
Southwestern Energy Co. (b)	767,343	1,480,972
SRC Energy, Inc. (b)	404,953	1,887,081
Targa Resources Corp. (a)	54,808	2,201,637
Valero Energy Corp.	9,691	826,061
World Fuel Services Corp.	23,206	926,848
WPX Energy, Inc. (a) (b)	113,492	1,201,880
		57,659,412
Paper & Forest Products — 0.0%
International Paper Co.	8,372	350,117
Louisiana-Pacific Corp.	3,026	74,379
		424,496
Personal Products — 0.2%
Coty, Inc., Class A	2,203	23,153
Estee Lauder Companies, Inc. (The), Class A	22,586	4,493,485
Nu Skin Enterprises, Inc., Class A	2,996	127,420
		4,644,058
Pharmaceuticals — 0.4%
Allergan plc	1,562	262,869
Bristol-Myers Squibb Co.	15,446	783,266
Eli Lilly & Co.	1,828	204,425
Johnson & Johnson	18,523	2,396,506
Merck & Co., Inc. (a)	21,016	1,769,127
Mylan NV (b)	42,791	846,406
Pfizer, Inc. (a)	44,402	1,595,364
Walgreens Boots Alliance, Inc.	280	15,487
		7,873,450
Professional Services — 0.1%
H&R Block, Inc.	6,160	145,499
Insperity, Inc.	2,689	265,189
ManpowerGroup, Inc. (a)	4,613	388,599
Robert Half International, Inc.	7,956	442,831
		1,242,118
Real Estate — 0.1%
CBRE Group, Inc., Class A (b)	24,516	1,299,593

Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc.	156	33,592

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Boston Properties, Inc. (a)	1,487	$192,805
Columbia Property Trust, Inc.	4,047	85,594
Equity Residential	3,281	283,019
Outfront Media, Inc.	3,289	91,368
Park Hotels & Resorts, Inc.	1,085	27,093
Retail Properties of America, Inc., Class A	16,782	206,754
Senior Housing Properties Trust	12,899	119,380
Simon Property Group, Inc.	965	150,202
SL Green Realty Corp.	2,496	204,048
Uniti Group, Inc.	13,365	103,779
VICI Properties, Inc.	2,295	51,982
Vornado Realty Trust	10,523	669,999
		2,219,615
Road & Rail — 0.1%
Avis Budget Group, Inc. (b)	3,304	93,371
CSX Corp. (a)	1,646	114,018
Hertz Global Holdings, Inc. (b)	1,153	15,958
Kansas City Southern	1,644	218,668
Norfolk Southern Corp. (a)	2,102	377,645
Ryder System, Inc.	658	34,065
Union Pacific Corp.	5,074	821,887
		1,675,612
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	1,352	151,059
Applied Materials, Inc. (a)	98,384	4,909,361
Broadcom, Inc.	1,614	445,577
Cirrus Logic, Inc. (b)	8,015	429,444
Intel Corp. (a)	36,934	1,903,209
KLA Corp.	1,593	254,004
Lam Research Corp.	15,070	3,482,828
Micron Technology, Inc. (a) (b)	95,648	4,098,517
NVIDIA Corp.	518	90,168
ON Semiconductor Corp. (b)	2,466	47,372
QUALCOMM, Inc.	19,124	1,458,779
Skyworks Solutions, Inc. (a)	12,317	976,122
Texas Instruments, Inc.	27,486	3,552,290
Veeco Instruments, Inc. (b)	5,222	60,993
Xilinx, Inc.	5,238	502,324
		22,362,047
Software — 1.9%
2U, Inc. (b)	5,072	82,572
Activision Blizzard, Inc. (a)	14,590	772,103
Adobe, Inc. (a) (b)	3,471	958,864
Aspen Technology, Inc. (b)	3,321	408,749
Autodesk, Inc. (b)	1,683	248,579
Cadence Design Systems, Inc. (b)	9,754	644,544
CommVault Systems, Inc. (a) (b)	10,607	474,239

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Dropbox, Inc., Class A (b)	23,370	$471,373
Electronic Arts, Inc. (b)	12,610	1,233,510
FireEye, Inc. (b)	10,928	145,780
Fortinet, Inc. (b)	4,709	361,463
Guidewire Software, Inc. (b)	3,223	339,640
Intuit, Inc. (a)	28,123	7,479,031
Manhattan Associates, Inc. (b)	2,578	207,967
Microsoft Corp. (a)	131,379	18,265,622
New Relic, Inc. (b)	1,749	107,476
Oracle Corp. (a)	28,065	1,544,417
Paylocity Holding Corp. (b)	199	19,419
Pluralsight, Inc., Class A (b)	14,959	251,236
PTC, Inc. (b)	1,055	71,930
Splunk, Inc. (b)	983	115,856
Symantec Corp.	2,913	68,834
Take-Two Interactive Software, Inc. (b)	199	24,943
Zoom Video Communications, Inc., Class A (b)	45,932	3,500,018
		37,798,165
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	704	116,442
AutoZone, Inc. (a) (b)	395	428,425
Bed Bath & Beyond, Inc.	1,359	14,460
Best Buy Co., Inc.	13,426	926,260
Cars.com, Inc. (b)	30,620	274,968
Foot Locker, Inc.	2,281	98,448
Gap, Inc. (The)	7,048	122,353
Home Depot, Inc. (The)	1,077	249,886
L Brands, Inc.	8,361	163,792
Lowe's Cos, Inc. (a)	4,761	523,520
Michaels Companies, Inc. (The) (b)	56,391	552,068
Ross Stores, Inc. (a)	1,790	196,631
Sally Beauty Holdings, Inc. (b)	32,252	480,232
Signet Jewelers, Ltd.	10,848	181,812
TJX Companies, Inc. (The) (a)	14,000	780,360
Tractor Supply Co.	7,514	679,566
Urban Outfitters, Inc. (a) (b)	7,289	204,748
		5,993,971
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp. (a) (b)	5,823	858,078
Hanesbrands, Inc.	11,006	168,612
NIKE, Inc., Class B	5,288	496,649
PVH Corp.	2,036	179,636
Ralph Lauren Corp.	1,932	184,448
Skechers U.S.A., Inc., Class A (a) (b)	19,509	728,661
		2,616,084
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (b)	5,834	22,169

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

MGIC Investment Corp.	133,704	$1,681,997
		1,704,166
Tobacco — 0.3%
Altria Group, Inc.	3,897	159,387
Philip Morris International, Inc.	81,315	6,174,248
		6,333,635
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (b)	10,837	424,539
NOW, Inc. (b)	6,692	76,757
WESCO International, Inc. (b)	18,702	893,395
		1,394,691
Wireless Telecommunication Services — 0.0%
United States Cellular Corp. (b)	445	16,723
Total US Common Stocks (Cost $397,599,476)		453,343,833

Foreign Common Stocks — 40.6%

Argentina — 0.0%
YPF SA - SPADR	18,423	170,413

Australia — 1.4%
Afterpay Touch Group, Ltd. (b)	4,054	98,149
AGL Energy, Ltd.	9,626	124,401
Alumina, Ltd.	114,525	183,343
Ansell, Ltd.	7,256	134,441
Atlas Arteria, Ltd.	3,781	19,905
Atlassian Corp. plc, Class A (b)	97,771	12,264,394
Aurizon Holdings, Ltd.	36,906	147,125
Australia & New Zealand Banking Group, Ltd.	16,981	328,142
BHP Group plc	94,984	2,031,413
BHP Group, Ltd.	14,362	355,568
BlueScope Steel, Ltd.	64,873	526,400
Brambles, Ltd.	15,170	116,872
Caltex Australia, Ltd.	2,083	37,149
CIMIC Group, Ltd.	14,927	317,563
Coles Group, Ltd.	8,384	87,253
Dexus - REIT	4,265	34,362
Evolution Mining, Ltd.	13,234	40,176
Fortescue Metals Group, Ltd.	134,521	806,778
Goodman Group - REIT	9,892	94,654
Iluka Resources, Ltd.	82,513	447,366
Kogan.com, Ltd.	47,625	195,196
LendLease Group	20,856	247,606
Mirvac Group - REIT	51,921	107,382

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Newcrest Mining, Ltd.	255,628	$5,959,831
OceanaGold Corp.	83,700	218,592
Orica, Ltd.	14,691	223,789
Qantas Airways, Ltd.	254,711	1,083,112
QBE Insurance Group, Ltd.	9,583	81,440
Santos, Ltd.	9,637	50,524
Scentre Group - REIT	54,471	144,626
South32, Ltd. - ASX Shares	512,469	910,712
Stockland - REIT	65,162	200,245
Telstra Corp., Ltd.	76,636	181,802
TPG Telecom, Ltd.	1,833	8,600
Treasury Wine Estates, Ltd.	8,610	108,070
Viva Energy Group, Ltd. (e)	22,467	29,613
Vocus Group, Ltd. (b)	4,989	11,789
WiseTech Global, Ltd.	1,836	43,038
		28,001,421
Austria — 0.0%
ams AG (b)	5,329	237,757
Erste Group Bank AG (b)	2,839	93,987
		331,744
Belgium — 0.0%
Ageas (a)	7,749	430,026
Anheuser-Busch InBev SA/NV	343	32,654
Greenyard NV	2,327	7,231
KBC Group NV (a)	1,657	107,826
UCB SA	4,684	340,124
		917,861
Bermuda — 0.1%
Arch Capital Group, Ltd. (b)	2,959	124,219
Assured Guaranty, Ltd.	24,230	1,077,266
DHT Holdings, Inc.	38,429	236,338
Golar LNG, Ltd.	3,792	49,258
		1,487,081
Brazil — 0.2%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	88,100	377,424
Centrais Eletricas Brasileiras SA	199,300	1,925,870
Cia Siderurgica Nacional SA	21,459	68,329
Localiza Rent a Car SA	9,757	106,753
LOG Commercial Properties e Participacoes SA	1,248	7,284
MRV Engenharia e Participacoes SA	19,658	83,459
Odontoprev SA	25,595	99,548
Petroleo Brasileiro SA	30,003	217,714
Petroleo Brasileiro SA - SPADR	19,653	284,379
Porto Seguro SA	8,082	114,550
Sul America SA	5,957	68,402

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

WEG SA	19,912	$116,119
		3,469,831
Canada — 4.0%
A&W Revenue Royalties Income Fund (UNIT)	6,300	182,840
Advantage Oil & Gas, Ltd. (b)	159,519	258,871
Aecon Group, Inc.	5,600	77,098
Aimia, Inc. (b)	5,808	14,818
Air Canada (b)	5,801	189,200
Altius Minerals Corp.	7,100	59,164
Americas Gold & Silver Corp. (b)	11,100	27,732
Argonaut Gold, Inc. (b) (f)	66,000	104,616
Artis Real Estate Investment Trust - REIT (a)	51,200	486,165
Barkerville Gold Mines, Ltd. (b)	237,900	77,214
Bear Creek Mining Corp. (b)	478,091	714,511
Cameco Corp.	538,614	5,116,833
Cameco Corp. - TSX Shares	5,192	49,300
Canadian Natural Resources, Ltd. - NYSE Shares (a)	56,929	1,514,698
Canfor Corp. (a) (b)	77,200	904,945
Centerra Gold, Inc. (a) (b)	545,274	4,634,325
Cobalt 27 Capital Corp. (b)	155,643	469,919
Corus Entertainment, Inc., Class B	121,900	486,735
Crescent Point Energy Corp.	618,303	2,641,503
Denison Mines Corp. (b)	2,066,459	998,252
Dundee Corp., Class A (b)	405,126	308,848
Encana Corp.	4,254	19,567
Fairfax Financial Holdings, Ltd.	558	245,969
Fairfax India Holdings Corp. (b) (e)	9,794	117,528
First Quantum Minerals, Ltd.	5,678	47,701
Fission Uranium Corp. (b)	1,698,000	461,396
Genworth MI Canada, Inc. (a)	11,400	452,610
Home Capital Group, Inc. (a) (b)	16,700	324,836
Imperial Oil, Ltd.	4,947	128,823
Inter Pipeline, Ltd. (a)	26,600	466,807
International Tower Hill Mines, Ltd. (b)	507,456	263,928
Ivanhoe Mines, Ltd., Class A (b)	715,759	1,858,483
K92 Mining, Inc. (b)	143,200	230,227
Kinross Gold Corp. - TSX Shares (b)	10,374	47,765
Lightspeed POS, Inc. (b)	8,000	185,017
Lundin Gold, Inc. (b)	159,218	919,363
MEG Energy Corp. (b)	1,323,181	5,792,693
Mercer Park Brand Acquisit A (b)	122,900	1,170,008
Mountain Province Diamonds, Inc.	24,121	22,576
New Gold, Inc. (b)	2,196,642	2,218,608
NexGen Energy, Ltd. (b)	1,354,058	1,757,920
Northern Dynasty Minerals, Ltd. (b)	1,251,110	727,142
Northern Dynasty Minerals, Ltd. - NYSE Shares (b)	53,669	31,530
Novagold Resources, Inc. (b)	291,875	1,771,681
Onex Corp.	1,131	70,113
Open Text Corp. (a)	6,500	265,132
Osisko Mining, Inc. (b) (f)	500,000	1,181,266
Pan American Silver Corp.	141,889	2,222,287
Parex Resources, Inc. (a) (b)	24,300	372,336

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Pipestone Energy Corp. (b)	587,809	$550,163
PrairieSky Royalty, Ltd.	132	1,841
Pure Multi-Family REIT LP - REIT	82,100	625,890
Restaurant Brands International, Inc. (a)	2,800	199,087
Rogers Communications, Inc., Class B	10,385	505,826
Roxgold, Inc. (b)	306,500	242,914
Seabridge Gold, Inc. (b)	165,166	2,085,691
Shopify, Inc., Class A (b)	63,411	19,762,672
SilverCrest Metals, Inc. (b)	39,600	206,541
Sprott, Inc.	778,629	1,833,658
Suncor Energy, Inc. (a)	62,598	1,974,541
Superior Plus Corp. (a)	30,500	276,718
Teck Resources, Ltd., Class B	8,094	131,229
Tidewater Midstream and Infrastructure, Ltd.	202,600	172,803
Tourmaline Oil Corp. (a)	44,683	442,159
Transat AT, Inc. (b)	23,300	259,407
Tricon Capital Group, Inc.	1,500	11,503
Turquoise Hill Resources, Ltd. (b)	3,455,511	1,642,059
Uranium Participation Corp. (b)	970,249	3,112,472
Wheaton Precious Metals Corp.	112,858	2,961,394
		79,689,467
Chile — 0.0%
Antofagasta plc	64,022	709,140

China — 10.5%
58.com, Inc. - ADR (b)	2,244	110,652
A-Living Services Co., Ltd., Class H (e)	5,750	13,392
Air China, Ltd., Class H	500,000	442,805
Alibaba Group Holding, Ltd. - SPADR (b)	89,467	14,961,566
Aluminum Corp. of China, Ltd., Class H (b)	63,415	20,091
Anhui Conch Cement Co., Ltd., Class A	663,299	3,859,453
Anhui Conch Cement Co., Ltd., Class H	58,437	348,558
AVICOPTER plc, Class A	181,300	1,140,284
Baidu, Inc. - SPADR (b)	996	102,349
Beijing Capital International Airport Co., Ltd., Class H	1,326,000	1,134,461
Bilibili, Inc. - SPADR (b)	175,932	2,484,160
BTG Hotels Group Co., Ltd., Class A	169,000	399,586
Changgang Dunxin Enterprise Co., Ltd. (b) (c) (d)	4,640,000	—
China Construction Bank Corp., Class A	4,082,800	4,007,141
China Construction Bank Corp., Class H	153,547	116,764
China International Travel Service Corp., Ltd., Class A	112,528	1,468,407
China Jushi Co., Ltd., Class A	570,216	651,118
China Merchants Bank Co., Ltd., Class A	1,070,410	5,237,043
China Pacific Insurance Group Co., Ltd., Class A	732,300	3,596,098
China Pacific Insurance Group Co., Ltd., Class H	652,400	2,410,527
China Petroleum & Chemical Corp., Class A	5,491,258	3,871,810
China Southern Airlines Co., Ltd., Class H	182,000	111,187
China Telecom Corp., Ltd., Class H	5,020,000	2,293,974
Country Garden Services Holdings Co., Ltd.	4,000	11,596
Ctrip.com International, Ltd. - ADR (b)	1,482	43,408
Daqin Railway Co., Ltd., Class A	4,026,691	4,283,638

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Focus Media Information Technology Co., Ltd., Class A	5,888,551	$4,346,508
Foshan Haitian Flavouring & Food Co., Ltd., Class A	7,100	109,553
Fosun International, Ltd.	386,500	480,940
Fufeng Group, Ltd. (b)	792,000	363,733
Grandblue Environment Co., Ltd., Class A	1,689,920	4,198,914
Great Wall Motor Co., Ltd., Class H	1,031,000	694,929
Gree Electric Appliances, Inc. of Zhuhai, Class A	450,213	3,632,869
Guangshen Railway Co., Ltd., Class H	5,020,000	1,592,387
Guangzhou Baiyun International Airport Co., Ltd., Class A	1,126,234	3,555,883
Haier Smart Home Co., Ltd., Class A	3,941,238	8,486,295
Hengan International Group Co., Ltd.	77,500	506,079
Hongfa Technology Co., Ltd., Class A	985,667	3,504,910
Huadong Medicine Co., Ltd., Class A	780,388	2,867,344
Huayu Automotive Systems Co., Ltd., Class A	563,012	1,855,084
HUYA, Inc. - ADR (b)	2,300	54,372
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,267,211	5,090,016
iQIYI, Inc. - ADR (b)	57,300	924,249
JD.com, Inc. - ADR (b)	54,482	1,536,937
Jiangsu Hengli Hydraulic Co., Ltd., Class A	225,599	1,223,064
Jiangsu Hengrui Medicine Co., Ltd., Class A	240,717	2,730,115
Kingsoft Corp., Ltd. (b)	105,000	224,540
Kweichow Moutai Co., Ltd., Class A	53,523	8,628,973
Lenovo Group, Ltd.	164,000	109,112
Meituan Dianping, Class B (b)	260,909	2,660,543
Midea Group Co., Ltd., Class A	563,445	4,057,615
Minth Group, Ltd.	638,000	2,164,549
NetEase, Inc. - ADR	1,356	360,940
Noah Holdings, Ltd. - SPADR (b)	2,240	65,408
NVC Lighting Holding, Ltd. (b)	5,341,000	701,611
Pinduoduo, Inc. - ADR (b)	3,100	99,882
Ping An Insurance Group Co. of China, Ltd., Class A	393,860	4,827,274
Ping An Insurance Group Co. of China, Ltd., Class H	628,500	7,273,446
Poly Developments and Holdings Group Co., Ltd., Class A	2,111,609	4,251,147
Sany Heavy Industry Co., Ltd., Class A	2,506,606	5,037,597
SDIC Power Holdings Co., Ltd., Class A	3,325,499	4,204,929
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,201,500	3,248,185
Shanghai Henlius Biotech, Inc., Class H (b) (e)	18,100	112,234
Shanghai International Airport Co., Ltd., Class A	141,118	1,582,859
Shengyi Technology Co., Ltd., Class A	704,231	2,478,916
Shenzhen Expressway Co., Ltd., Class A	746,084	1,089,608
Shenzhen Sunlord Electronics Co., Ltd., Class A	238,300	729,881
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	822,550	2,981,825
SINA Corp. (b)	55,700	2,182,883
Sinopharm Group Co., Ltd., Class H	189,600	596,020
Spring Airlines Co., Ltd., Class A	438,876	2,624,108
TAL Education Group - ADR (b)	145,652	4,987,124
Tencent Holdings, Ltd.	455,910	19,348,682
Tencent Music Entertainment Group - ADR (b)	88,800	1,133,976
Tingyi Cayman Islands Holding Corp.	175,056	247,296
TravelSky Technology, Ltd., Class H	109,000	227,435
Tsingtao Brewery Co., Ltd., Series H	14,600	88,381
Vipshop Holdings, Ltd. - ADR (b)	498,824	4,449,510
Wanhua Chemical Group Co., Ltd., Class A	422,056	2,622,850

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Weibo Corp. - SPADR (b)	100,800	$4,510,800
Wens Foodstuffs Group Co., Ltd., Class A	309,673	1,617,810
WUS Printed Circuit Kunshan Co., Ltd., Class A	413,934	1,431,842
Xiaomi Corp., Class B (b) (e)	95,400	107,440
Yangzijiang Shipbuilding Holdings, Ltd.	572,800	398,056
Yunji, Inc. - ADR (b)	270,100	1,855,587
YY, Inc. - ADR (b)	27,600	1,551,948
ZTO Express Cayman, Inc. - ADR	221,194	4,718,068
		212,465,139
Cyprus — 0.0%
Global Ports Investments plc - GDR (b) (g)	58,218	173,490
Hellenic Bank plc (b)	45,512	43,157
TCS Group Holding plc - GDR (g)	31,330	548,633
		765,280
Denmark — 0.6%
AP Moller - Maersk A/S, Class B	299	339,001
Bang & Olufsen A/S (b)	8,172	47,840
Carlsberg A/S, Class B	890	131,682
Coloplast A/S, Class B	33,613	4,052,185
Danske Bank A/S	4,869	67,784
Demant A/S (b)	1,246	31,947
Drilling Co. of 1972 A/S (The) (b)	524	29,428
GN Store Nord A/S (a)	11,686	474,883
H Lundbeck A/S (a)	9,539	316,501
Jyske Bank A/S (b)	832	26,877
Novo Nordisk A/S, Class B (a)	128,403	6,630,092
Pandora A/S (a)	12,013	482,767
Rockwool International A/S, Class B	766	153,237
		12,784,224
Finland — 0.6%
Fortum Oyj	2,174	51,429
Kone Oyj, Class B	135,289	7,706,549
Neste Oyj (a)	5,264	173,929
Nokia Oyj	85,410	432,837
Nordea Bank Abp	60	425
Orion Oyj, Class B (a)	1,482	55,266
Sampo Oyj, Class A	1,646	65,483
UPM-Kymmene Oyj (a)	137,155	4,058,796
Valmet Oyj	2,472	47,974
		12,592,688
France — 1.4%
Air France-KLM (b)	15,377	161,030
Airbus SE	351	45,642
Alstom SA	754	31,264
Atos SE (a)	4,282	302,218
AXA SA (a)	16,517	422,182

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

BNP Paribas SA (a)	6,896	$336,227
Bureau Veritas SA	1,598	38,533
Capgemini SE	4,372	515,705
Carrefour SA	16,236	284,150
Cie de Saint-Gobain (a)	5,959	234,076
CNP Assurances	9,339	180,582
Credit Agricole SA	7,607	92,499
Dassault Aviation SA	28	39,600
Dassault Systemes SE	1,644	234,200
Electricite de France SA (a)	406,546	4,549,716
Engie SA (a)	15,822	258,498
EssilorLuxottica SA	1,908	275,243
Eutelsat Communications SA	2,749	51,187
Getlink SE	11,347	170,494
Hermes International (a)	60	41,500
Kering SA (a)	1,492	761,684
L'Oreal SA (a)	35,620	9,981,025
Legrand SA	2,680	191,424
LVMH Moet Hennessy Louis Vuitton SE	668	265,911
Natixis SA	32,263	133,987
Orange SA	9,490	148,959
Peugeot SA (a)	45,639	1,139,876
Publicis Groupe SA	1,987	97,691
Renault SA	1,121	64,414
Rothschild & Co.	2,260	64,790
Safran SA (a)	570	89,856
Sanofi SA (a)	9,365	868,403
Sartorius Stedim Biotech	142	19,868
Schneider Electric SE	2,633	230,915
Societe BIC SA	1,777	119,354
Societe Generale SA (a)	6,432	176,463
SPIE SA	2,312	46,318
Technicolor SA (b)	13,542	11,722
Teleperformance	151	32,762
Total SA (a)	15,344	798,807
Unibail-Rodamco-Westfield - REIT	597	87,031
Vinci SA	3,930	423,607
Vivendi SA	179,616	4,932,677
Worldline SA (b) (e)	2,453	154,941
		29,107,031
Germany — 1.9%
Adidas AG (a)	2,882	896,943
Allianz SE (a)	7,042	1,642,165
AURELIUS Equity Opportunities SE & Co KGaA	3,573	147,377
BASF SE	812	56,802
Bayer AG	1,246	87,852
Carl Zeiss Meditec AG (a)	1,744	198,715
CECONOMY AG (b)	21,151	114,492
Commerzbank AG	3,462	20,091
Covestro AG (a) (e)	6,434	318,364
Deutsche Bank AG	2,555	19,140
Deutsche Boerse AG	902	141,001

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Deutsche Lufthansa AG	439,427	$6,983,301
Deutsche Telekom AG	8,833	148,284
Deutsche Wohnen SE	2,457	89,721
Deutz AG	10,202	59,165
E.ON SE (a)	63,380	615,944
Fresenius Medical Care AG & Co. KGaA	6,333	425,626
Fresenius SE & Co. KGaA	2,894	135,295
Hannover Rueck SE	126	21,311
HOCHTIEF AG	1,330	151,484
Infineon Technologies AG	29,152	524,037
KION Group AG	2,253	118,352
LEG Immobilien AG	49,659	5,684,435
Leoni AG (b)	946	11,909
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,688	436,724
ProSiebenSat.1 Media SE	20,125	277,014
Rheinmetall AG	659	83,417
RWE AG	3,422	107,072
Salzgitter AG	3,751	62,956
SAP SE (a)	8,682	1,020,694
Siemens AG (a)	5,941	636,659
Siemens Healthineers AG (e)	2,269	89,265
Software AG	15,757	432,973
Talanx AG (b)	466	20,141
Uniper SE	680	22,302
Vonovia SE	338,888	17,191,009
Wacker Neuson SE	6,138	107,147
zooplus AG (b)	1,192	141,874
		39,241,053
Greece — 0.2%
Autohellas SA	5,800	43,136
Diana Shipping, Inc. (b)	353,883	1,196,124
Ellaktor SA (b)	4,128	8,242
Motor Oil Hellas Corinth Refineries SA	28,027	655,296
OPAP SA	6,375	65,612
Piraeus Bank SA (b)	10,551	35,544
Tsakos Energy Navigation, Ltd.	328,498	969,069
		2,973,023
Hong Kong — 1.0%
AIA Group, Ltd.	262,001	2,458,397
Cathay Pacific Airways, Ltd.	169,000	212,033
CECEP COSTIN New Materials Group, Ltd. (b) (c) (d)	1,736,000	—
China Mobile, Ltd.	81,500	676,389
CK Asset Holdings, Ltd.	111,500	759,267
CK Hutchison Holdings, Ltd.	9,655	84,881
CLP Holdings, Ltd.	10,500	109,942
Duiba Group, Ltd. (b)	516,200	307,290
Esprit Holdings, Ltd. (b)	370,999	69,343
Geely Automobile Holdings, Ltd.	345,000	589,971
Hang Seng Bank, Ltd.	25,300	547,361

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Henderson Land Development Co., Ltd.	73,223	$341,383
HKT Trust / HKT, Ltd.	36,000	57,238
Hong Kong & Shanghai Hotels, Ltd. (The)	260,248	253,987
Hong Kong Exchanges & Clearing, Ltd.	24,500	719,975
Hua Han Health Industry Holdings, Ltd. (b) (c) (d)	6,984,000	236,136
Huabao International Holdings, Ltd.	123,021	45,224
Hysan Development Co., Ltd.	29,000	117,329
Jardine Matheson Holdings, Ltd.	11,407	611,832
Jardine Strategic Holdings, Ltd.	18,746	561,211
Johnson Electric Holdings, Ltd.	26,211	47,130
Kerry Properties, Ltd.	65,000	201,160
Link - REIT	6,000	65,871
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	360,958
Midland Holdings, Ltd. (b)	499,092	62,197
Midland IC&I, Ltd. (b)	368,613	5,665
New World Development Co., Ltd.	483,464	631,566
Nine Dragons Paper Holdings, Ltd.	215,000	182,017
Pacific Basin Shipping, Ltd.	1,405,422	285,319
PAX Global Technology, Ltd.	3,644,000	1,646,581
Shangri-La Asia, Ltd.	2,236,000	2,286,187
Sino Biopharmaceutical, Ltd.	2,526,000	3,230,119
SmarTone Telecommunications Holdings, Ltd.	291,216	252,803
Sun Hung Kai Properties, Ltd.	9,000	130,113
Swire Pacific, Ltd., Class A	10,500	97,850
Swire Pacific, Ltd., Class B	127,500	185,646
Swire Properties, Ltd.	39,800	125,455
Techtronic Industries Co., Ltd.	16,000	112,287
Television Broadcasts, Ltd.	86,102	140,799
WH Group, Ltd. (e)	1,679,000	1,519,364
Wheelock & Co., Ltd.	38,688	220,516
Yue Yuen Industrial Holdings, Ltd.	27,000	74,109
		20,622,901
Hungary — 0.0%
OTP Bank Nyrt	5,634	234,738

India — 0.1%
Bank of Baroda (b)	157,431	207,103
Dish TV India, Ltd.	55,395	14,206
Godfrey Phillips India, Ltd.	2,460	33,263
Gulf Oil Lubricants India, Ltd.	4,059	49,465
ICICI Bank, Ltd.	34,508	211,586
Jammu & Kashmir Bank, Ltd. (The) (b)	178,914	84,646
LIC Housing Finance, Ltd.	76,026	403,672
Lupin, Ltd.	2,973	30,032
Multi Commodity Exchange of India, Ltd.	14,406	194,057
Punjab National Bank (b)	194,099	169,308
Radico Khaitan, Ltd.	20,966	93,427
State Bank of India (b)	25,407	97,529
Vodafone Idea, Ltd. (b)	882,172	79,187
		1,667,481

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Indonesia — 0.0%
Indosat Tbk PT (b)	102,838	$20,652

Ireland — 0.4%
Accenture plc, Class A	3,033	583,397
Alkermes plc (a) (b)	14,305	279,091
Bank of Ireland Group plc	9,311	37,106
CRH plc	3,438	118,003
Experian plc	1,769	56,517
Irish Bank Resolution Corp., Ltd. (b) (c) (d)	38,180	—
Medtronic plc (a)	11,808	1,282,585
Paddy Power Betfair plc (b)	3,401	318,049
Paddy Power Betfair plc - LSE Shares	36,440	3,410,807
Permanent TSB Group Holdings plc (b)	69,514	91,840
Ryanair Holdings plc - SPADR (b)	9,534	632,867
Smurfit Kappa Group plc	33,618	1,000,022
		7,810,284
Isle of Man — 0.0%
Playtech plc	14,338	75,264

Italy — 0.2%
A2A SpA	199,763	366,954
Assicurazioni Generali SpA	8,927	173,120
Banca IFIS SpA	14,207	236,850
Banca Monte dei Paschi di Siena SpA (b)	881	1,470
Banco BPM SpA (b)	113,898	233,063
BPER Banca	70,314	272,128
Credito Valtellinese SpA (b)	5,522,765	376,727
Enel SpA (a)	102,578	766,451
Eni SpA (a)	3,772	57,609
Intesa Sanpaolo SpA	149,800	355,626
Italgas SpA	10,316	66,643
Leonardo SpA	29,354	345,606
Poste Italiane SpA (e)	3,931	44,688
Snam SpA	3,942	19,910
Tamburi Investment Partners SpA	82,583	559,159
UniCredit SpA	3,377	39,896
Unione di Banche Italiane SpA	12,914	36,325
Unipol Gruppo SpA	18,445	98,323
UnipolSai Assicurazioni SpA	9,251	24,623
		4,075,171
Japan — 7.6%
Aisin Seiki Co., Ltd.	1,400	44,279
Alfresa Holdings Corp. (a)	7,200	161,548
Alps Alpine Co., Ltd. (a)	15,100	283,645
Amano Corp.	291,600	8,931,708
ANA Holdings, Inc.	3,930	132,164
Aozora Bank, Ltd.	2,600	65,249

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Astellas Pharma, Inc. (a)	48,900	$698,858
BML, Inc.	127,700	3,448,070
Bridgestone Corp.	1,370	53,274
Brother Industries, Ltd.	11,900	217,183
Bunka Shutter Co., Ltd.	251,400	2,157,337
Chubu Electric Power Co., Inc.	5,700	82,558
Citizen Watch Co., Ltd.	13,500	66,292
Coca-Cola Bottlers Japan Holdings, Inc.	2,493	56,215
Cosmos Pharmaceutical Corp.	864	169,105
Credit Saison Co., Ltd.	2,000	26,977
CyberAgent, Inc.	5,794	223,853
Dai-ichi Life Holdings, Inc.	11,100	168,678
Daicel Corp.	2,400	20,265
Daiwa House Industry Co., Ltd.	4,000	130,331
Daiwa Securities Group, Inc.	17,018	76,225
DMG Mori Co., Ltd.	7,562	108,270
East Japan Railway Co.	500	47,831
Eisai Co., Ltd. (a)	1,500	76,611
Electric Power Development Co., Ltd., Class C	2,600	59,547
FANUC Corp.	900	170,730
Fuji Electric Co., Ltd.	6,200	191,302
FUJIFILM Holdings Corp.	1,200	52,884
Fujitsu, Ltd. (a)	7,800	626,462
Fukuda Corp.	6,100	236,179
Fukuda Denshi Co., Ltd.	5,200	329,972
Fukushima Industries Corp.	36,200	1,055,350
Glory, Ltd.	232,000	6,547,218
GungHo Online Entertainment, Inc. (a)	7,660	173,667
Hachijuni Bank, Ltd. (The)	50,200	205,457
Hakuhodo DY Holdings, Inc.	537,800	7,820,087
Haseko Corp. (a)	37,600	440,270
Hitachi High-Technologies Corp.	4,400	254,236
Hitachi, Ltd. (a)	20,006	749,209
Hogy Medical Co., Ltd.	243,000	6,976,796
Hoshizaki Corp.	68,000	5,365,368
Hoya Corp.	1,900	155,110
IHI Corp.	4,100	89,688
Inpex Corp.	88,110	803,742
Isuzu Motors, Ltd.	3,600	39,953
ITOCHU Corp.	1,000	20,730
Japan Airlines Co., Ltd. (a)	29,272	870,030
Japan Petroleum Exploration Co., Ltd.	2,000	50,467
Japan Post Holdings Co., Ltd.	12,300	113,591
Japan Retail Fund Investment Corp. - REIT	17	35,944
Japan Steel Works, Ltd. (The)	36,600	703,487
Japan Tobacco, Inc.	13,000	284,868
JTEKT Corp.	5,600	64,727
Kajima Corp. (a)	19,100	251,930
Kamigumi Co., Ltd. (a)	67,200	1,522,376
KDDI Corp.	3,600	94,104
Kenedix, Inc.	16,800	84,963
Konica Minolta, Inc.	5,000	34,775
Kose Corp. (a)	1,200	202,778

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Kurita Water Industries, Ltd.	14,000	$377,012
Kyushu Railway Co.	1,800	57,566
Mabuchi Motor Co., Ltd.	2,600	97,625
Makita Corp.	2,000	63,480
Marubeni Corp.	60,700	405,145
Matsumotokiyoshi Holdings Co., Ltd. (a)	2,500	91,960
Mazda Motor Corp.	51,600	461,547
Medipal Holdings Corp.	5,400	120,722
MINEBEA MITSUMI, Inc. (a)	4,500	71,907
Miraca Holdings, Inc.	250,800	5,743,304
Mitsubishi Corp.	102,600	2,526,484
Mitsubishi Electric Corp. (a)	6,700	89,515
Mitsubishi Estate Co., Ltd.	211,096	4,087,545
Mitsubishi Gas Chemical Co., Inc. (a)	5,400	72,580
Mitsubishi UFJ Financial Group, Inc.	5,300	27,012
Mitsui & Co., Ltd.	267,100	4,388,749
Mitsui Fudosan Co., Ltd.	313,500	7,802,265
Mixi, Inc.	7,000	147,715
Morinaga & Co., Ltd.	174,100	8,458,178
MS&AD Insurance Group Holdings, Inc.	7,237	235,436
Murata Manufacturing Co., Ltd.	2,800	135,556
NEC Corp.	8,600	364,448
Nexon Co., Ltd. (b)	3,516	42,672
NHK Spring Co., Ltd.	10,800	82,975
Nihon Unisys, Ltd.	900	28,966
Nikon Corp. (a)	28,800	361,853
Nintendo Co., Ltd. (a)	700	260,618
Nippon Densetsu Kogyo Co., Ltd.	11,400	237,012
Nippon Express Co., Ltd. (a)	5,800	295,911
Nippon Telegraph & Telephone Corp. (a)	4,200	200,881
Nitto Denko Corp.	800	38,774
Nohmi Bosai, Ltd.	42,700	820,486
Noritz Corp.	100,600	1,173,004
NSK, Ltd.	3,700	31,401
NTT DOCOMO, Inc.	6,400	163,422
Obayashi Corp. (a)	9,100	91,086
OKUMA Corp.	157,300	8,609,408
Olympus Corp. (a)	18,800	254,455
Organo Corp.	37,400	1,667,331
Otsuka Corp.	900	35,834
Persol Holdings Co., Ltd.	10,800	205,578
Pola Orbis Holdings, Inc. (a)	11,700	263,347
Rakuten, Inc.	6,525	64,350
Renesas Electronics Corp. (b)	18,000	117,061
Resona Holdings, Inc.	32,200	138,685
Rohm Co., Ltd.	2,100	161,943
Sankyo Co., Ltd.	600	20,696
SCSK Corp.	500	23,445
Secom Co., Ltd.	200	18,308
Sekisui Jushi Corp.	2,400	47,476
Seven Bank, Ltd.	2,717,900	7,466,139
SG Holdings Co., Ltd.	800	19,586
Shimamura Co., Ltd. (a)	1,500	119,254

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Shinsei Bank, Ltd.	17,500	$255,923
Shionogi & Co., Ltd. (a)	4,400	245,480
Showa Denko KK	1,300	33,965
Sinko Industries, Ltd.	91,600	1,485,906
SK Kaken Co., Ltd.	9,000	3,631,427
SoftBank Group Corp. (a)	9,100	357,422
Sojitz Corp.	122,500	381,320
Sony Corp. (a)	19,269	1,132,256
Square Enix Holdings Co., Ltd.	9,690	470,864
SUMCO Corp.	16,000	217,117
Sumitomo Corp. (a)	23,600	370,219
Sumitomo Dainippon Pharma Co., Ltd. (a)	14,600	241,291
Sumitomo Heavy Industries, Ltd. (a)	7,000	208,918
Sumitomo Metal Mining Co., Ltd.	700	21,668
Sumitomo Mitsui Financial Group, Inc. (a)	10,200	350,349
Sumitomo Mitsui Trust Holdings, Inc.	3,255	117,985
Sumitomo Realty & Development Co., Ltd.	2,300	87,905
Sumitomo Warehouse Co., Ltd. (The)	554,200	7,331,600
Sundrug Co., Ltd.	3,200	100,671
Suzuken Co., Ltd.	1,600	86,342
Sysmex Corp. (a)	4,800	322,637
Taiheiyo Cement Corp.	9,900	266,137
Taisei Corp. (a)	3,300	128,487
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	73,024
Takeuchi Manufacturing Co., Ltd.	280,400	4,386,996
Teijin, Ltd.	1,100	21,234
THK Co., Ltd. (a)	2,400	63,629
TIS, Inc.	600	34,571
Toei Co., Ltd.	67,000	9,515,196
Tohoku Electric Power Co., Inc.	4,400	43,054
Tokyo Electric Power Co. Holdings, Inc. (b)	13,700	67,073
Tokyo Electron, Ltd.	3,300	633,867
Tosoh Corp. (a)	8,200	109,159
Toyo Seikan Kaisha Group Holdings, Ltd.	1,600	24,983
Toyo Tire Corp.	4,290	54,567
Toyota Boshoku Corp.	7,700	108,405
Toyota Industries Corp.	2,383	137,544
Toyota Motor Corp.	7,008	470,056
Toyota Tsusho Corp. (a)	2,400	77,831
Trend Micro, Inc.	900	42,784
TV Asahi Holdings Corp.	360,000	5,680,218
Yamaguchi Financial Group, Inc.	6,200	42,835
Zenkoku Hosho Co., Ltd.	3,153	123,344
		152,568,490
Kazakhstan — 0.1%
NAC Kazatomprom JSC - GDR (c) (e)	91,858	1,212,526

Lebanon — 0.0%
Solidere -ADR (b)	38,451	224,169

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Luxembourg — 0.3%
ArcelorMittal	357,432	$5,038,342
d'Amico International Shipping SA (b)	1,081,608	107,444
SES SA	7,778	141,853
Tenaris SA	24,060	255,266
		5,542,905
Macau — 0.0%
Wynn Macau, Ltd.	16,400	32,244

Malaysia — 0.1%
AirAsia Group Berhad	227,832	95,656
CIMB Group Holdings Berhad	121,675	146,302
Genting Malaysia Berhad	273,710	198,537
Hong Leong Financial Group Berhad	13,439	52,149
OSK Holdings Berhad	422,522	97,519
Sime Darby Berhad	262,754	141,417
Sime Darby Plantation Berhad	191,867	216,506
Sime Darby Property Berhad	165,494	33,266
TIME dotCom Berhad	21,500	46,922
		1,028,274
Malta — 0.0%
Kindred Group plc	39,028	228,114

Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	3,932	58,430
Cemex SAB de CV - SPADR	97,258	381,251
Consorcio ARA SAB de CV	395,515	82,775
Fresnillo plc	43,247	363,870
Grupo Carso SAB de CV, Series A1	40,438	118,646
Grupo Mexico SAB de CV, Series B	34,856	81,726
Megacable Holdings SAB de CV (UNIT)	10,345	41,670
Vista Oil & Gas Sab de CV - ADR (b)	69,448	359,046
		1,487,414
Monaco — 0.0%
Scorpio Tankers, Inc.	13,907	413,872

Netherlands — 0.3%
Aegon NV	23,674	98,452
Akzo Nobel NV	836	74,581
ASM International NV	3,299	304,338
ASML Holding NV	1,837	455,947
ASR Nederland NV (a)	13,470	497,748
HAL Trust	482	71,244
Heineken Holding NV	403	40,150
ING Groep NV (a)	19,710	206,613
Koninklijke (Royal) KPN NV	23,285	72,645

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Koninklijke Ahold Delhaize NV (a)	37,022	$926,122
Koninklijke Philips NV	7,307	338,714
Prosus NV (b)	692	50,798
Randstad NV (a)	5,322	261,449
Royal Dutch Shell plc, Class A - BATS Europe Shares	18,916	552,900
Royal Dutch Shell plc, Class B	23,533	691,330
Signify NV (a) (e)	15,609	429,122
Wolters Kluwer NV (a)	4,784	349,408
		5,421,561
Norway — 0.2%
DNB ASA	5,416	95,621
Equinor ASA (a)	15,247	289,216
Equinor ASA - SPADR	115,440	2,187,588
Golden Ocean Group, Ltd.	5,217	30,337
Leroy Seafood Group ASA (a)	17,568	106,707
Norwegian Finans Holding ASA (b)	10,427	88,173
Salmar ASA (a)	14,057	617,169
		3,414,811
Philippines (The) — 0.0%
ABS-CBN Holdings Corp. - PDR	354,913	120,456
Cosco Capital, Inc.	229,894	28,938
DMCI Holdings, Inc.	366,404	58,806
Globe Telecom, Inc.	5,592	197,373
Jollibee Foods Corp.	19,001	81,419
Lopez Holdings Corp.	1,029,523	87,226
SM Investments Corp.	13,666	255,740
		829,958
Portugal — 0.0%
EDP - Energias de Portugal SA	8,288	32,193
Galp Energia SGPS SA (a)	3,389	50,976
		83,169
Puerto Rico — 0.0%
Popular, Inc. (a)	16,515	893,131

Russia — 1.3%
Aeroflot PJSC - Foreign Registered Shares	124,641	199,371
Bank St Petersburg PJSC	190,961	150,179
Beluga Group PJSC (b)	4,548	46,758
Etalon Group plc - GDR (g)	1,094,333	2,079,226
Evraz plc	83,901	482,775
Federal Grid Co. Unified Energy System PJSC (b) (c)	1,229,751,154	3,496,182
Gazprom PAO (c)	1,433,250	4,996,539
Gazprom PJSC	35,330	123,166
Gazprom PJSC - SPADR	17,108	117,864
Lenta, Ltd. - GDR (b) (g)	535,481	1,787,427

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

LSR Group PJSC (b) (c)	36,566	$407,129
LUKOIL PJSC - SPADR	494	40,793
Magnitogorsk Iron & Steel Works PJSC	57,494	34,615
MD Medical Group Investments plc - GDR	12,184	59,702
MMC Norilsk Nickel PJSC	534	137,326
MMC Norilsk Nickel PJSC - ADR	6,610	169,176
Moscow Exchange MICEX-RTS PJSC (b) (c)	798,330	1,164,166
Polymetal International plc	11,976	167,971
Polyus PJSC - GDR (g)	48,241	2,786,517
Rosneft Oil Co. PJSC - GDR	36,638	234,637
RusHydro PJSC (b) (c)	351,705,243	2,822,083
RusHydro PJSC - ADR	2,192,911	1,777,644
Safmar Financial Investment	6,847	49,094
Sberbank of Russia PJSC (c)	672,017	2,361,438
Sberbank of Russia PJSC - SPADR - OTC Shares	45,221	640,788
Sistema PJSFC	26,742	5,242
Sistema PJSFC - SPGDR - LSE Shares (g)	9,009	34,836
Sollers PJSC (b)	9,974	45,676
TMK PJSC	2,647	2,284
TMK PJSC - GDR (g)	46,670	157,739
X5 Retail Group NV - GDR	8,355	292,002
Yandex NV, Class A (b)	6,060	212,161
		27,082,506
Singapore — 0.2%
ComfortDelGro Corp., Ltd.	189,300	329,222
Genting Singapore, Ltd.	269,500	171,649
Golden Agri-Resources, Ltd.	20,926,500	3,412,663
Great Eastern Holdings, Ltd.	9,637	158,477
Singapore Telecommunications, Ltd.	11,700	26,337
Venture Corp., Ltd.	5,000	55,418
		4,153,766
South Africa — 0.3%
African Phoenix Investments, Ltd. (b)	3,640,881	187,387
Anglo American Platinum, Ltd.	2,043	123,209
ArcelorMittal South Africa, Ltd. (b)	107,514	15,190
Bidvest Group, Ltd. (The)	5,180	65,344
Discovery, Ltd.	26,550	200,181
Gold Fields, Ltd.	164,669	816,637
Hosken Consolidated Investments, Ltd.	30,144	188,583
Hosken Passenger Logistics and Rail, Ltd.	14,440	3,727
Impala Platinum Holdings, Ltd. (b)	389,722	2,451,088
Investec plc	22,364	115,102
Kumba Iron Ore, Ltd.	6,726	166,365
Montauk Holdings, Ltd.	32,593	64,525
Multichoice Group (b)	692	5,391
Naspers, Ltd.	692	105,133
Nedbank Group, Ltd.	1,700	25,509
Net 1 UEPS Technologies, Inc. (b)	6,746	24,083
Niveus Investments, Ltd. (b)	27,381	4,231
Old Mutual, Ltd.	52,984	67,717

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Remgro, Ltd.	12,900	$139,168
Sibanye Gold, Ltd. (b)	762,765	1,038,306
Tsogo Sun Gaming, Ltd.	49,930	43,489
Tsogo Sun Hotels, Ltd. (b)	49,930	13,350
		5,863,715
South Korea — 0.6%
Hankook Technology Group Co., Ltd.	49,798	596,163
Hyundai Motor Co., Ltd.	15,147	1,697,276
Korea Electric Power Corp. (b)	40,389	874,736
Korea Electric Power Corp. - SPADR (b)	126,443	1,370,642
Korea Zinc Co., Ltd.	158	59,290
KT Corp.	121,557	2,789,845
KT Corp. - SPADR	320,789	3,628,124
Samsung SDI Co., Ltd.	75	13,989
Shinhan Financial Group Co., Ltd.	3,560	124,081
SK Hynix, Inc.	7,824	538,035
		11,692,181
Spain — 0.5%
ACS, Actividades de Construcciony Servicios SA	7,374	295,000
Amadeus IT Group SA	82,699	5,930,627
Banco Bilbao Vizcaya Argentaria SA	147,388	768,970
Banco de Sabadell SA	35,473	34,463
Banco Santander SA	30,696	125,166
Bankia SA	51,665	97,697
CaixaBank SA	7,554	19,868
Enagas SA	10,038	232,774
Endesa SA	32,543	856,165
Fomento de Construcciones y Contratas SA	10,850	124,408
Grifols SA	4,668	137,543
Iberdrola SA (a)	53,178	552,638
Industria de Diseno Textil SA	9,328	288,947
Inmobiliaria Colonial Socimi SA	4,818	58,131
Inmobiliaria del Sur SA	2,608	27,459
Mediaset Espana Comunicacion SA	5,658	36,463
Naturgy Energy Group SA	4,321	114,631
Realia Business SA (b)	160,504	155,564
Red Electrica Corp. SA (a)	15,208	308,738
Telefonica SA	67,143	512,701
		10,677,953
Sri Lanka — 0.0%
Aitken Spence plc	124,322	30,081
Ceylon Guardian Investment Trust plc	59,412	22,836
CT Holdings plc	92,900	84,663
Dialog Axiata plc	1,950,679	113,515
Hemas Holdings plc	1,436,119	590,670
Richard Pieris & Co. plc	401,198	22,683
		864,448

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Sweden — 0.2%
Assa Abloy AB, Class B	10,924	$243,353
Atlas Copco AB, Class B (a)	2,705	73,399
Essity AB, Class B	10,254	299,187
Fingerprint Cards AB, Class B (b)	41,689	84,573
G5 Entertainment AB	3,121	40,132
Getinge AB, Class B (a)	17,099	239,640
Investor AB, Class B	6,935	339,196
Kinnevik AB, Class B	1,568	41,268
Modern Times Group MTG AB, Series B (b)	74	614
Nordic Entertainment Group AB, Class B	2,594	61,353
Sandvik AB	9,672	150,619
Securitas AB, Class B	2,150	32,957
SSAB AB, Class A	12,336	34,343
Svenska Handelsbanken AB, Class A	6,197	58,103
Swedish Match AB (a)	6,423	265,704
Swedish Orphan Biovitrum AB (b)	26,335	403,483
Telefonaktiebolaget LM Ericsson, Series B (a)	63,797	509,906
Telia Co. AB	4,475	20,044
Volvo AB, Class B	10,038	141,159
		3,039,033
Switzerland — 0.4%
Adecco Group AG (a)	12,866	711,656
Alcon, Inc. (b)	1,190	69,451
Coca-Cola HBC AG (b)	9,343	305,221
Garmin, Ltd.	7,891	668,289
Glencore plc (b)	158,539	477,639
Helvetia Holding AG	665	91,786
Nestle SA (a)	16,229	1,760,426
Novartis AG (a)	10,367	900,014
Roche Holding AG (a)	6,473	1,887,689
Sonova Holding AG	2,957	687,649
STMicroelectronics NV	11,954	231,787
TE Connectivity, Ltd.	276	25,718
UBS Group AG (b)	31,164	354,278
Zurich Insurance Group AG	1,176	450,003
		8,621,606
Taiwan — 0.4%
Hon Hai Precision Industry Co., Ltd. - GDR (g)	14,378	67,904
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	151,282	7,031,588
		7,099,492
Thailand — 0.1%
Advanced Info Service PCL	44,912	323,055
Bangkok Bank PCL - Foreign Registered Shares	52,707	303,300
Land and Houses PCL	246,855	78,290

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

MBK PCL	1,056,635	$773,864
		1,478,509
Turkey — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,688	99,563
BIM Birlesik Magazalar AS	37,832	329,503
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	2,854,380	702,902
KOC Holding AS	58,680	196,660
Tekfen Holding AS	74,712	253,372
Tofas Turk Otomobil Fabrikasi AS	9,681	34,784
Turkiye Garanti Bankasi AS (b)	16,633	30,092
Turkiye Halk Bankasi AS (b)	697,779	812,502
		2,459,378
Ukraine — 0.2%
Astarta Holding NV (b)	90,707	452,420
Kernel Holding SA	88,868	976,162
MHP SE - GDR - OTC Shares (g)	293,077	2,567,018
		3,995,600
United Kingdom — 5.0%
3i Group plc	32,480	465,735
Admiral Group plc	4,860	126,592
Aggreko plc	6,770	69,134
Anglo American plc	76,735	1,767,779
Ashtead Group plc	9,489	264,043
Associated British Foods plc	3,779	106,990
AstraZeneca plc	4,452	397,464
Aviva plc	14,492	71,070
Awilco Drilling plc (b)	14,955	24,666
Babcock International Group plc	5,209	35,776
Bank of Georgia Group plc	731	12,008
Barclays plc	415,455	767,782
Barratt Developments plc	4,082	32,533
Berkeley Group Holdings plc (UNIT)	447	22,968
BP plc	1,447,352	9,152,393
BP plc - SPADR	80,458	3,056,599
British American Tobacco plc	13,336	493,053
BT Group plc	3,218,317	7,071,334
Burberry Group plc	21,740	581,485
Capita plc (b)	68,507	122,008
Compass Group plc	1,088	27,999
ConvaTec Group plc (e)	11,447	24,658
Countrywide plc (b)	1,361,214	66,527
Delphi Technologies plc	17,605	235,907
Diageo plc	124,875	5,109,904
Dialog Semiconductor plc (b)	7,684	364,038
Dixons Carphone plc	114,549	167,499
Drax Group plc	73,909	251,156
DS Smith plc	4,545	20,140

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Ferroglobe plc (b)	8,619	$9,739
Ferroglobe plc - ENT (b) (c) (d)	17,904	—
Fiat Chrysler Automobiles NV (a)	69,577	901,510
Foxtons Group plc (b)	152,549	93,795
G4S plc	20,774	48,375
Gabriel Resources, Ltd. (b)	1,962,000	844,126
Gem Diamonds, Ltd. (b)	79,402	67,462
Georgia Capital plc (b)	731	9,167
GlaxoSmithKline plc	15,883	339,985
Hansteen Holdings plc - REIT	23,548	26,753
Hays plc	19,356	35,880
Howden Joinery Group plc	70,143	483,220
HSBC Holdings plc - LSE Shares	63,242	485,684
Hummingbird Resources plc (b)	90,569	26,169
Imperial Brands plc	20,288	455,749
Inchcape plc	19,947	154,876
Indivior plc (b)	307,569	183,516
Inmarsat plc	15,732	113,119
InterContinental Hotels Group plc	104,531	6,523,460
International Consolidated Airlines Group SA	700,803	4,092,884
Intertek Group plc	54,919	3,697,859
J D Wetherspoon plc	5,853	111,544
John Wood Group plc	4,224	19,678
Kingfisher plc	13,854	35,218
Land Securities Group plc - REIT	10,305	108,511
Liberty Global plc, Class A (b)	13,235	327,566
Liberty Global plc, Series C (b)	13,928	331,347
LivaNova plc (b)	3,625	267,489
Lloyds Banking Group plc	13,578,729	9,055,199
London Stock Exchange Group plc	2,161	194,071
Luceco plc (e)	85,820	101,794
Man Group PLC	203,447	437,365
Marks & Spencer Group plc	32,606	73,946
Marshalls plc	10,486	85,426
Meggitt plc	13,422	104,879
Melrose Industries plc	93,236	230,975
Michelmersh Brick Holdings plc	274,186	360,723
Micro Focus International plc - SPADR	4,337	61,369
Moneysupermarket.com Group plc	68,526	318,963
National Grid plc	1,823	19,768
Next plc	2,123	161,481
nVent Electric plc	23,432	516,441
Pagegroup plc	29,452	159,056
Paragon Banking Group plc	36,848	218,555
Pendragon plc	1,104,719	124,284
Persimmon plc	3,590	95,820
Prudential plc	9,804	177,978
QinetiQ Group plc	34,081	121,024
Quilter plc (e)	17,660	29,600
Reckitt Benckiser Group plc	54,737	4,268,878
RELX plc	2,352	55,886
Rio Tinto plc	123,005	6,389,129
Rio Tinto, Ltd.	1,842	115,849

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Rockhopper Exploration plc (b)	210,709	$50,054
Royal Bank of Scotland Group plc	1,680,136	4,292,785
Royal Mail plc	40,631	105,734
Sage Group plc (The)	770,863	6,558,181
Segro plc - REIT	13,225	131,844
Smith & Nephew plc	7,715	185,840
Spectris plc	1,153	34,684
Standard Chartered plc	4,034	33,914
Standard Life Aberdeen plc	51,755	181,865
Stolt-Nielsen, Ltd.	95,981	1,103,496
TalkTalk Telecom Group plc	35,526	45,763
Tate & Lyle plc	21,514	194,808
Taylor Wimpey plc	22,454	44,586
Tesco plc	2,196,214	6,512,668
TP ICAP plc	2,284	9,555
Travis Perkins plc	1,492	23,679
Treatt plc	16,689	83,299
Unilever plc	90,101	5,417,629
Valaris plc (b)	9,814	47,205
Venator Materials plc (b)	8,251	20,132
Vodafone Group plc	140,962	280,724
Willis Towers Watson plc	2,068	399,062
Wm Morrison Supermarkets plc	56,916	140,169
Yellow Cake plc (b) (e)	345,099	844,859
		100,924,915
Total Foreign Common Stocks (Cost $799,906,995)		820,545,627
Total Common Stocks (Cost $1,197,506,471)		1,273,889,460

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (b) (c) (d) (Cost $77,784)	367,492	114,559

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (b)	46,035	656,501
Ayr Strategies, Inc., Expiring 12/21/25 (Canada) (b)	38,400	97,098
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (b)	144,361	976
Excellon Resources, Inc., Expiring 08/27/21 (Canada) (b)	250,000	50,949
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (b)	106,690	764
Royal Nickel Corp., Expiring 09/20/21 (Canada) (b)	69,600	5,516
Subversive Capital Acquistion Corp., Expiring 07/16/27 (Canada) (b)	31,850	24,843
Total Warrants (Cost $960,904)		836,647

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Principal Amount	Value

Convertible Bonds — 0.0%
Food & Beverage — 0.0%
TerraVia Holdings, Inc., 5.000%, 10/01/19 (h)	$501,400	$10,028

Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 15.000%, 12/31/20 (c) (f)	130,000	130,000
Total Convertible Bonds (Cost $129,857)		140,028

US Treasury Bonds/Notes — 5.3%
US Treasury Inflation Indexed Note, 0.125%, 01/15/23	11,928,177	11,824,179
US Treasury Inflation Indexed Note, 0.625%, 04/15/23	12,714,320	12,814,448
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	11,831,937	11,898,499
US Treasury Inflation Indexed Note, 0.625%, 01/15/24	11,802,572	11,980,673
US Treasury Inflation Indexed Note, 0.500%, 04/15/24	8,579,809	8,682,499
US Treasury Inflation Indexed Note, 0.125%, 07/15/24	11,600,033	11,585,486
US Treasury Note, 1.375%, 05/31/20	707,000	704,597
US Treasury Note, 2.250%, 03/31/21	7,801,000	7,858,289
US Treasury Note, 1.125%, 09/30/21	4,419,000	4,373,774
US Treasury Note, 1.750%, 04/30/22	4,064,000	4,079,557
US Treasury Note, 1.500%, 03/31/23	3,707,000	3,698,457
US Treasury Note, 1.375%, 09/30/23	2,870,000	2,848,923
US Treasury Note, 2.500%, 05/15/24	2,590,000	2,696,635
US Treasury Note, 2.125%, 05/15/25	2,861,000	2,941,913
US Treasury Note, 2.250%, 11/15/25	3,017,000	3,128,841
US Treasury Note, 2.000%, 11/15/26	1,335,000	1,369,053
US Treasury Note, 2.250%, 08/15/27	1,052,000	1,099,792
US Treasury Note, 2.750%, 02/15/28	1,372,000	1,489,585
US Treasury Note, 3.125%, 11/15/28	1,892,000	2,124,066
Total US Treasury Bonds/Notes (Cost $105,343,352)		107,199,266

	Number of Shares	Value

Acquired Funds — 21.1%

Exchange-Traded Funds (ETFs) — 6.1%
Consumer Discretionary Select Sector SPDR Fund	25,191	$3,040,554
Energy Select Sector SPDR Fund	300,678	17,800,138
Financial Select Sector SPDR Fund	2,044,030	57,232,840
Health Care Select Sector SPDR Fund	163,258	14,714,443
Technology Select Sector SPDR Fund	97,807	7,876,398
Vanguard S&P 500 ETF	83,965	22,888,859
		123,553,232
Private Investment Funds (i) — 15.0%
Canyon Value Realization Fund, LP (b) (c) (d) (f)		$62,781,107
Eversept Global Healthcare Fund, LP (b) (c) (d) (f)		37,982,079

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Farallon Capital Institutional Partners, LP (b) (c) (d) (f)		$2,124,854
GSA Trend Fund, Ltd. (b) (c) (d) (f)	552,831	50,976,136
Honeycomb Partners, LP (b) (c) (d) (f)		71,515,865
Lansdowne Developed Markets Fund, Ltd. (b) (c) (d) (f)	62,539	35,545,845
Neo Ivy Capital Fund, LP (b) (c) (d) (f)		9,934,998
QVT Roiv Hldgs Onshore, Ltd. (b) (c) (d) (f)	3,114	4,320,894
Tessera Offshore Fund, Ltd. (b) (c) (d) (f)	2,500	27,873,545
		303,055,323
Total Acquired Funds (Cost $343,309,434)		426,608,555

Publicly Traded Limited Partnerships — 0.1%
Lazard, Ltd.	10,385	363,475
Rattler Midstream LP (a) (b)	40,273	717,665
Total Publicly Traded Limited Partnerships (Cost $1,283,709)		1,081,140

Preferred Stocks — 0.2%
Bancolombia SA, 2.49% (Colombia)	13,774	170,196
Draegerwerk AG & Co. KGaA, 0.42% (Germany)	17,990	799,004
Hyundai Motor Co., Ltd., 5.06% (South Korea)	22,414	1,592,140
Hyundai Motor Co., Ltd., 5.53% (South Korea)	716	45,743
Itausa - Investimentos Itau SA, 5.82% (Brazil)	61,677	195,647
Porsche Automobil Holding SE, 3.67% (Germany)	3,256	211,823
Samsung Electronics Co., Ltd., 2.68% (South Korea)	41,910	1,377,386
Schaeffler AG, 7.86% (Germany)	4,910	37,659
Transneft PJSC, 6.99% (Russia)	13	30,166
Total Preferred Stocks (Cost $3,898,828)		4,459,764

	Number of Contracts	Value

Purchased Option Contracts — 0.1%

Calls — 0.0%
Apache Corp., Notional Amount $552,500, Strike Price $25 Expiring 10/18/2019 (United States) Unrealized appreciation $9,061	221	$31,161
Centennial Resource Development, Inc., Notional Amount $441,500, Strike Price $5 Expiring 10/18/2019 (United States) Unrealized depreciation $(22,091)	883	17,660
Cimarex Energy Co., Notional Amount $1,860,000, Strike Price $50 Expiring 10/18/2019 (United States) Unrealized appreciation $12,738	372	56,916
Cimarex Energy Co., Notional Amount $370,000, Strike Price $50 Expiring 12/20/2019 (United States) Unrealized appreciation $8,510	74	28,120
Marathon Oil Corp., Notional Amount $956,800, Strike Price $13 Expiring 10/18/2019 (United States) Unrealized depreciation $(5,226)	736	16,928
Oasis Petroleum, Inc., Notional Amount $232,200, Strike Price $4.5 Expiring 10/18/2019 (United States) Unrealized depreciation $(13,870)	516	2,580
Oasis Petroleum, Inc., Notional Amount $589,600, Strike Price $4 Expiring 10/18/2019 (United States) Unrealized depreciation $(19,052)	1,474	19,162

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Contracts	Value

Occidental Petroleum Corp., Notional Amount $6,588,250, Strike Price $47.5 Expiring 10/18/2019 (United States) Unrealized depreciation $(46,188)	1,387	$42,997
Pioneer Natural Resources Co., Notional Amount $1,770,000, Strike Price $150 Expiring 12/20/2019 (United States) Unrealized depreciation $(11,132)	118	20,060
SM Energy Co., Notional Amount $460,000, Strike Price $12.5 Expiring 10/18/2019 (United States) Unrealized depreciation $(11,489)	368	3,680
Targa Resources Corp., Notional Amount $3,384,100, Strike Price $43 Expiring 10/18/2019 (United States) Unrealized depreciation $(79,827)	787	15,740
Total Calls (Cost $433,570)		255,004

Puts — 0.1%
Cabot Oil & Gas Corp., Notional Amount $1,761,600, Strike Price $16 Expiring 10/18/2019 (United States) Unrealized depreciation $(71,565)	1,101	$—
Chesapeake Energy Corp., Notional Amount $630,150, Strike Price $1.5 Expiring 10/18/2019 (United States) Unrealized appreciation $37,169	4,201	75,618
Diamondback Energy, Inc., Notional Amount $2,193,000, Strike Price $85 Expiring 10/18/2019 (United States) Unrealized depreciation $(19,244)	258	29,670
Encana Corp., Notional Amount $894,600, Strike Price $4.5 Expiring 10/25/2019 (United States) Unrealized depreciation $(1,862)	1,988	49,700
Hess Corp., Notional Amount $2,868,000, Strike Price $60 Expiring 10/18/2019 (United States) Unrealized appreciation $6,247	478	80,304
Murphy Oil Corp., Notional Amount $966,000, Strike Price $17.5 Expiring 10/18/2019 (United States) Unrealized depreciation $(66,240)	552	—
Murphy Oil Corp., Notional Amount $442,000, Strike Price $20 Expiring 11/15/2019 (United States) Unrealized depreciation $(2,811)	221	18,785
Noble Energy, Inc., Notional Amount $1,546,000, Strike Price $20 Expiring 11/15/2019 (United States) Unrealized depreciation $(7,471)	773	42,515
Oneok, Inc., Notional Amount $1,443,000, Strike Price $65 Expiring 10/18/2019 (United States) Unrealized depreciation $(17,902)	222	1,110
Oneok, Inc., Notional Amount $1,677,000, Strike Price $65 Expiring 01/17/2020 (United States) Unrealized appreciation $253	258	37,410
Pioneer Natural Resources Co., Notional Amount $770,000, Strike Price $110 Expiring 10/18/2019 (United States) Unrealized depreciation $(18,760)	70	1,750
Southwestern Energy Co., Notional Amount $206,800, Strike Price $2 Expiring 10/18/2019 (United States) Unrealized depreciation $(2,087)	1,034	20,680
SPDR S&P 500 ETF Trust, Notional Amount $46,410,000, Strike Price $300 Expiring 01/17/2020 (United States) Unrealized depreciation $(99,008)	1,547	1,687,777
Total Puts (Cost $2,308,600)		2,045,319
Total Purchased Option Contracts (Cost $2,742,170)		2,300,323

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (b) (c) (d) (f) (Cost $0)	260,322	—

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Principal Amount	Value

Short-Term Investments — 9.0%

Repurchase Agreement — 2.8%
Fixed Income Clearing Corp. issued on 09/30/19 (proceeds at maturity $56,709,891) (collateralized by US Treasury Notes, due 12/31/21 through 12/31/23 with a total par value of $55,170,000 and a total market value of $57,847,715), 0.250%, 10/01/19 (Cost $56,709,497)	$56,709,497	$56,709,497

US Treasury Bills (j) — 6.2%
US Treasury Bill, 2.059%, 10/08/19	70,000,000	69,972,367
US Treasury Bill, 1.776%, 10/22/19	5,978,700	5,972,444
US Treasury Bill, 2.033%, 01/16/20 (k) (l)	50,000,000	49,734,085
Total US Treasury Bills (Cost $125,650,045)		125,678,896
Total Short-Term Investments (Cost $182,359,542)		182,388,393
Total Investments — 99.0% (Cost $1,837,612,051)		1,999,018,135
Other Assets in Excess of Liabilities — 1.0%		19,578,941
Net Assets — 100.0%		$2,018,597,076

	Number of Shares	Value
Securities Sold Short — (6.9)%

Common Stocks — (6.9)%

US Common Stocks — (5.0)%

Aerospace & Defense — (0.0)%
BWX Technologies, Inc.	(4,178)	$(239,023)
TransDigm Group, Inc.	(903)	(470,165)
		(709,188)
Airlines — (0.0)%
Delta Air Lines, Inc.	(5,081)	(292,666)
Southwest Airlines Co.	(3,884)	(209,775)
		(502,441)
Auto Components — (0.1)%
Adient plc	(26,782)	(614,915)

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

Visteon Corp. (b)	(4,847)	$(400,071)
		(1,014,986)
Automobiles — (0.1)%
General Motors Co.	(4,015)	(150,482)
Tesla, Inc. (b)	(3,306)	(796,316)
Thor Industries, Inc.	(198)	(11,215)
		(958,013)
Biotechnology — (0.3)%
Agios Pharmaceuticals, Inc. (b)	(6,041)	(195,728)
Alnylam Pharmaceuticals, Inc. (b)	(7,942)	(638,696)
Bluebird Bio, Inc. (b)	(15,315)	(1,406,223)
Exact Sciences Corp. (b)	(11,180)	(1,010,337)
Gilead Sciences, Inc.	(541)	(34,289)
Ionis Pharmaceuticals, Inc. (b)	(12,842)	(769,364)
Ligand Pharmaceuticals, Inc. (b)	(5,816)	(578,925)
Neurocrine Biosciences, Inc. (b)	(1,735)	(156,341)
Sage Therapeutics, Inc. (b)	(10,427)	(1,462,804)
Seattle Genetics, Inc. (b)	(1,417)	(121,012)
Syneos Health, Inc. (b)	(1,279)	(68,056)
		(6,441,775)
Building Products — (0.0)%
Owens Corning	(668)	(42,218)
Trex Co., Inc. (b)	(1,787)	(162,492)
		(204,710)
Capital Markets — (0.0)%
Stifel Financial Corp.	(1,566)	(89,857)
Virtu Financial, Inc., Class A	(32,577)	(532,960)
		(622,817)
Chemicals — (0.1)%
Albemarle Corp.	(10,317)	(717,238)
Chemours Co. (The)	(1,076)	(16,075)
Element Solutions, Inc. (b)	(30,892)	(314,481)
International Flavors & Fragrances, Inc.	(5,449)	(668,538)
		(1,716,332)
Commercial Banks — (0.0)%
Bank OZK	(609)	(16,607)
Home BancShares Inc.	(1,435)	(26,971)
Pinnacle Financial Partners, Inc.	(2,776)	(157,538)
Sterling Bancorp	(1,244)	(24,955)

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of Shares	Value

United Bankshares, Inc.	(15,333)	$(580,661)
		(806,732)
Commercial Services & Supplies — (0.0)%
Global Payments, Inc.	(233)	(37,047)
Square, Inc., Class A (b)	(400)	(24,780)
Stericycle, Inc. (b)	(10,662)	(543,016)
		(604,843)
Communications Equipment — (0.1)%
Lumentum Holdings, Inc. (b)	(11,637)	(623,278)
ViaSat, Inc. (b)	(3,085)	(232,362)
		(855,640)
Computers & Peripherals — (0.0)%
Dell Technologies, Inc., Class C (b)	(2,935)	(152,209)
Seagate Technology plc	(6,826)	(367,171)
Western Digital Corp.	(3,374)	(201,225)
		(720,605)
Construction & Engineering — (0.0)%
Granite Construction, Inc.	(8,002)	(257,104)

Electronic Equipment, Instruments & Components — (0.1)%
Cognex Corp.	(9,717)	(477,396)
Coherent, Inc. (b)	(913)	(140,346)
IPG Photonics Corp. (b)	(2,890)	(391,884)
Littelfuse, Inc.	(2,218)	(393,274)
		(1,402,900)
Energy Equipment & Services — (0.3)%
Baker Hughes a GE Co.	(16,345)	(379,204)
Halliburton Co.	(15,748)	(296,850)
Helmerich & Payne, Inc.	(77,851)	(3,119,490)
Nabors Industries, Ltd.	(16,012)	(29,942)
National Oilwell Varco, Inc.	(18,692)	(396,270)
RPC, Inc.	(183,897)	(1,031,662)
Transocean, Ltd. (b)	(198,494)	(887,268)
		(6,140,686)
Food Products — (0.1)%
Conagra Brands, Inc.	(32,737)	(1,004,371)
Hain Celestial Group, Inc. (The) (b)	(18,648)	(400,466)
		(1,404,837)

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Health Care Equipment & Supplies — (0.2)%
DexCom, Inc. (b)	(17,355)	$(2,590,060)
Insulet Corp. (b)	(6,195)	(1,021,741)
NuVasive, Inc. (b)	(4,851)	(307,456)
		(3,919,257)
Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc. (b)	(35,698)	(1,109,494)
Brookdale Senior Living, Inc. (b)	(2,612)	(19,799)
Covetrus, Inc. (b)	(2,852)	(33,910)
		(1,163,203)
Hotels, Restaurants & Leisure — (0.1)%
International Game Technology plc	(1,018)	(14,466)
Papa John's International, Inc.	(9,859)	(516,119)
Penn National Gaming, Inc. (b)	(26,919)	(501,366)
Scientific Games Corp., Class A (b)	(25,425)	(517,399)
		(1,549,350)
Household Products — (0.0)%
Energizer Holdings, Inc.	(7,649)	(333,343)

Insurance — (0.0)%
Everest Re Group, Ltd.	(613)	(163,113)
Hanover Insurance Group, Inc. (The)	(393)	(53,267)
Hartford Financial Services Group, Inc. (The)	(7,804)	(473,000)
Travelers Companies, Inc. (The)	(406)	(60,368)
		(749,748)
Internet & Catalog Retail — (0.0)%
Expedia Group, Inc.	(164)	(22,043)
Qurate Retail, Inc., Series A (b)	(10,603)	(109,370)
		(131,413)
Internet Software & Services — (0.0)%
eBay, Inc.	(643)	(25,064)
GrubHub, Inc. (b)	(5,563)	(312,696)
Zillow Group, Inc., Class C (b)	(10,795)	(321,907)
		(659,667)
IT Services — (0.1)%
Fiserv, Inc. (b)	(1,311)	(135,806)
MongoDB, Inc. (b)	(5,547)	(668,303)
Okta, Inc. (b)	(7,840)	(771,926)

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Switch, Inc., Class A	(17,829)	$(278,489)
		(1,854,524)
Machinery — (0.1)%
Wabtec Corp.	(21,177)	(1,521,779)
Welbilt, Inc. (b)	(32,524)	(548,355)
		(2,070,134)
Media — (0.0)%
Charter Communications, Inc., Class A (b)	(1,098)	(452,508)
Comcast Corp., Class A	(644)	(29,032)
Meredith Corp.	(5,332)	(195,471)
New York Times Co. (The), Class A	(3,215)	(91,563)
		(768,574)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (b)	(35,008)	(708,912)
Compass Minerals International, Inc.	(717)	(40,503)
Freeport-McMoRan, Inc.	(44,288)	(423,836)
Hecla Mining Co.	(74,400)	(130,944)
Royal Gold, Inc.	(2,702)	(332,913)
United States Steel Corp.	(29,620)	(342,111)
		(1,979,219)
Movies & Entertainment — (0.0)%
World Wrestling Entertainment, Inc., Class A	(7,578)	(539,175)

Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(465,651)
Consolidated Edison, Inc.	(787)	(74,348)
DTE Energy Co.	(2,242)	(298,096)
		(838,095)
Oil, Gas & Consumable Fuels — (2.7)%
Antero Midstream Corp.	(419,023)	(3,100,770)
Antero Resources Corp. (b)	(176,016)	(531,568)
Apache Corp.	(3,450)	(88,320)
California Resources Corp. (b)	(145,137)	(1,480,397)
Callon Petroleum Co. (b)	(37,432)	(162,455)
Centennial Resource Development, Inc., Class A (b)	(98,853)	(446,321)
Cheniere Energy, Inc. (b)	(13,656)	(861,147)
Chesapeake Energy Corp. (b)	(715,834)	(1,009,326)
Chevron Corp.	(461)	(54,675)
CNX Resources Corp. (b)	(194,232)	(1,410,124)
Concho Resources, Inc.	(866)	(58,801)
Denbury Resources, Inc. (b)	(178,701)	(212,654)
Diamondback Energy, Inc.	(15,505)	(1,394,055)

42

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

EnLink Midstream LLC (UNIT)	(35,276)	$(299,846)
EQT Corp.	(10,905)	(116,029)
Equitrans Midstream Corp.	(32,204)	(468,568)
Extraction Oil & Gas, Inc. (b)	(223,063)	(655,805)
Exxon Mobil Corp.	(67,504)	(4,766,457)
Gulfport Energy Corp. (b)	(78,312)	(212,226)
Hess Corp.	(25,083)	(1,517,020)
HighPoint Resources Corp. (b)	(429,949)	(683,619)
Kinder Morgan, Inc.	(55,965)	(1,153,439)
Laredo Petroleum, Inc. (b)	(288,603)	(695,533)
Magnolia Oil & Gas Corp. (b)	(268,306)	(2,978,197)
Marathon Oil Corp.	(255,434)	(3,134,175)
Matador Resources Co. (b)	(362,787)	(5,996,869)
Murphy Oil Corp.	(173,345)	(3,832,658)
National Fuel Gas Co.	(22,573)	(1,059,125)
Noble Energy, Inc.	(124,663)	(2,799,931)
ONEOK, Inc.	(75,000)	(5,526,750)
QEP Resources, Inc.	(240,850)	(891,145)
Roan Resources, Inc. (b)	(247,987)	(305,024)
SM Energy Co.	(109,817)	(1,064,127)
Southwestern Energy Co. (b)	(832,768)	(1,607,242)
Talos Energy, Inc. (b)	(52,197)	(1,061,165)
Targa Resources Corp.	(27,505)	(1,104,876)
Whiting Petroleum Corp. (b)	(112,068)	(899,906)
Williams Cos., Inc. (The)	(37,438)	(900,758)
		(54,541,103)
Personal Products — (0.0)%
Coty, Inc., Class A	(7,096)	(74,579)

Pharmaceuticals — (0.1)%
Catalent, Inc. (b)	(8,307)	(395,912)
Charlottes Web Holdings, Inc. (b)	(15,100)	(209,144)
Harvest Health & Recreation, Inc. (b)	(36,500)	(115,436)
Nektar Therapeutics (b)	(37,028)	(674,465)
		(1,394,957)
Real Estate Investment Trusts (REITs) — (0.0)%
Colony Capital, Inc.	(55,881)	(336,404)

Road & Rail — (0.0)%
Knight-Swift Transportation Holdings, Inc.	(14,429)	(523,773)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (b)	(5,129)	(148,690)
Marvell Technology Group, Ltd.	(27,013)	(674,515)
Microchip Technology, Inc.	(2,411)	(224,006)
Skyworks Solutions, Inc.	(332)	(26,311)

43

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Universal Display Corp.	(1,194)	$(200,473)
		(1,273,995)
Software — (0.1)%
Coupa Software, Inc. (b)	(3,343)	(433,153)
FireEye, Inc. (b)	(10,928)	(145,780)
Guidewire Software, Inc. (b)	(3,223)	(339,640)
Splunk, Inc. (b)	(983)	(115,856)
		(1,034,429)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(252)	(41,681)
CarMax, Inc. (b)	(1,761)	(154,968)
Carvana Co. (b)	(3,554)	(234,564)
Mattel, Inc. (b)	(7,043)	(80,220)
Tiffany & Co.	(6,817)	(631,459)
		(1,142,892)
Textiles, Apparel & Luxury Goods — (0.0)%
Under Armour, Inc., Class A (b)	(9,398)	(187,396)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (b)	(347)	(107,719)

Trading Companies & Distributors — (0.0)%
Univar, Inc. (b)	(10,159)	(210,901)
Total US Common Stocks (Proceeds $102,371,531)		(101,747,459)

Foreign Common Stocks — (1.9)%
Argentina — (0.0)%
MercadoLibre, Inc. (b)	(268)	(147,730)

Australia — (0.1)%
Alumina, Ltd.	(27,181)	(43,480)
AMP, Ltd.	(12,365)	(15,261)
Atlassian Corp. plc,Class A (b)	(208)	(26,092)
Challenger, Ltd.	(96,575)	(482,338)
Domino's Pizza Enterprises, Ltd.	(4,755)	(149,051)
Oil Search, Ltd.	(36,209)	(179,756)
REA Group, Ltd.	(482)	(35,351)
SEEK, Ltd.	(30,305)	(439,874)
WorleyParsons, Ltd.	(40,736)	(360,345)
		(1,731,548)

44

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Belgium — (0.0)%
Umicore SA	(11,702)	$(442,152)

Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(29,433)

Canada — (0.8)%
ARC Resources, Ltd.	(170,215)	(810,701)
Argonaut Gold, Inc. (b)	(66,000)	(104,616)
CCL Industries, Inc., Class B	(7,600)	(306,558)
Cenovus Energy, Inc.	(356,184)	(3,341,787)
Crescent Point Energy Corp.	(391,717)	(1,673,486)
DHX Media, Ltd. (b)	(279,600)	(403,092)
Eldorado Gold Corp. (b)	(22,300)	(172,697)
Encana Corp.	(286,614)	(1,318,423)
Endeavour Silver Corp. (b)	(60,500)	(135,170)
Guyana Goldfields, Inc. (b)	(38,000)	(26,962)
IGM Financial, Inc.	(7,600)	(215,807)
Imperial Oil, Ltd.	(22,476)	(585,290)
Kelt Exploration, Ltd. (b)	(258,496)	(678,995)
Laurentian Bank of Canada	(11,100)	(377,275)
Linamar Corp.	(10,200)	(331,595)
Maple Leaf Foods, Inc.	(18,200)	(408,276)
Medical Facilities Corp.	(49,100)	(297,598)
New Pacific Metals Corp. (b)	(45,600)	(148,346)
NFI Group, Inc.	(3,400)	(72,165)
Novo Resources Corp. (b)	(146,400)	(260,787)
Nutrien, Ltd.	(4,200)	(209,231)
Osisko Gold Royalties, Ltd.	(8,300)	(77,120)
Osisko Mining, Inc. (b)	(500,000)	(1,181,266)
Peyto Exploration & Development Corp.	(504,741)	(1,272,472)
Stantec, Inc.	(11,200)	(247,865)
Teranga Gold Corp. (b)	(45,500)	(167,596)
TFI International, Inc.	(15,000)	(459,222)
Tricon Capital Group, Inc.	(101,500)	(778,382)
		(16,062,780)
Denmark — (0.1)%
AP Moller - Maersk A/S, Class B	(390)	(442,175)
Chr Hansen Holding A/S	(4,950)	(420,267)
Dfds A/S	(4,067)	(147,692)
		(1,010,134)
Finland — (0.0)%
Huhtamaki Oyj	(4,747)	(189,368)
Outokumpu Oyj	(108,232)	(284,985)
		(474,353)

45

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

France — (0.1)%
Altran Technologies SA	(25,125)	$(394,747)
Bollore SA	(15,411)	(63,908)
Elior Group SA (e)	(6,825)	(90,664)
Iliad SA	(2,644)	(248,298)
JCDecaux SA	(1,646)	(44,586)
Valeo SA	(21,998)	(714,546)
		(1,556,749)
Germany — (0.2)%
1&1 Drillisch AG	(1,545)	(48,156)
Aurubis AG	(508)	(22,637)
Delivery Hero SE (b) (e)	(12,291)	(545,991)
Deutsche Bank AG	(89,083)	(667,321)
thyssenkrupp AG	(80,790)	(1,119,581)
TUI AG	(19,068)	(221,908)
United Internet AG	(8,988)	(320,594)
Wacker Chemie AG	(290)	(19,038)
Zalando SE (b) (e)	(4,438)	(202,547)
		(3,167,773)
Ireland — (0.1)%
Aptiv plc	(4,055)	(354,488)
James Hardie Industries plc	(67,202)	(1,128,609)
		(1,483,097)
Italy — (0.1)%
DiaSorin SpA	(179)	(20,814)
Ferrari NV	(732)	(113,051)
FinecoBank Banca Fineco SpA	(28,212)	(299,053)
Freni Brembo SpA	(19,946)	(194,528)
Pirelli & C SpA (e)	(53,952)	(319,730)
Prysmian SpA	(3,748)	(80,557)
Saipem SpA (b)	(26,409)	(119,701)
		(1,147,434)
Japan — (0.1)%
CyberAgent, Inc.	(4,400)	(169,996)
Daiichi Sankyo Co., Ltd.	(4,500)	(283,793)
Hitachi Chemical Co., Ltd.	(800)	(26,167)
Hokuriku Electric Power Co. (b)	(1,900)	(12,768)
Japan Airport Terminal Co., Ltd.	(3,300)	(143,727)
Kansai Paint Co., Ltd.	(5,200)	(121,540)
Kobe Steel, Ltd.	(6,100)	(32,496)
LINE Corp. (b)	(1,400)	(50,044)
MonotaRO Co., Ltd.	(6,000)	(158,130)
Nippon Paint Holdings Co., Ltd.	(12,000)	(625,989)

46

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Sosei Group Corp. (b)	(3,400)	$(76,583)
Taiyo Nippon Sanso Corp.	(7,700)	(156,337)
Yaskawa Electric Corp.	(10,000)	(371,450)
		(2,229,020)
Luxembourg — (0.0)%
Millicom International Cellular SA SDR	(683)	(33,135)
Tenaris SA	(2,958)	(31,383)
		(64,518)
Netherlands — (0.1)%
Altice Europe NV, Class A (b)	(74,060)	(387,832)
Boskalis Westminster NV - CVA	(6,672)	(139,293)
Core Laboratories NV	(5,767)	(268,858)
Koninklijke Vopak NV	(3,416)	(175,402)
OCI NV (b)	(6,446)	(152,122)
Royal Dutch Shell plc, Class A - SPADR	(14,728)	(866,743)
SBM Offshore NV	(9,480)	(157,785)
		(2,148,035)
Norway — (0.0)%
Adevinta ASA, Class A (b)	(1,083)	(12,547)
Schibsted ASA, Class A	(2,124)	(62,926)
Yara International ASA	(3,226)	(139,176)
		(214,649)
Singapore — (0.0)%
Keppel Corp., Ltd.	(17,600)	(75,741)

Spain — (0.1)%
Cellnex Telecom SA (b) (e)	(26,626)	(1,099,872)
Grifols SA	(1,987)	(58,561)
		(1,158,433)
Sweden — (0.0)%
BillerudKorsnas AB	(7,925)	(85,877)
Epiroc AB, Class A	(4,218)	(45,793)
Hexpol AB	(12,862)	(98,778)
Husqvarna AB	(9,865)	(75,134)
Svenska Cellulosa AB, Series B	(11,226)	(100,193)
Tele2 AB, Class B	(7,631)	(113,487)
		(519,262)
Switzerland — (0.0)%
Idorsia, Ltd. (b)	(1,924)	(47,295)

47

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

	Number of
	Shares	Value

Lonza Group AG (b)	(857)	$(289,996)
Sika AG	(1,362)	(199,354)
Vifor Pharma AG	(1,080)	(172,652)
		(709,297)
United Arab Emirates — (0.0)%
NMC Health plc	(21,895)	(729,268)

United Kingdom — (0.1)%
ASOS plc (b)	(5,990)	(182,283)
Beazley plc	(2,668)	(20,404)
easyJet plc	(10,603)	(149,899)
GVC Holdings plc	(41,830)	(382,760)
Hargreaves Lansdown plc	(4,780)	(122,146)
John Wood Group plc	(125,695)	(585,562)
Melrose Industries plc	(19,750)	(48,927)
Merlin Entertainments plc (e)	(37,148)	(206,698)
Ocado Group plc (b)	(12,758)	(207,664)
Petrofac, Ltd.	(5,697)	(27,954)
Schroders plc	(599)	(22,647)
Severn Trent plc	(11,577)	(308,295)
St James's Place plc	(10,709)	(128,926)
Subsea 7 SA	(10,444)	(107,506)
Valaris plc (b)	(38,616)	(185,744)
Weir Group plc (The)	(3,883)	(68,144)
		(2,755,559)
Total Foreign Common Stocks (Proceeds $37,417,245)		(37,856,965)
Total Common Stocks (Proceeds $139,788,776)		(139,604,424)
Preferred Stocks — (0.0)%
Sartorius AG, 0.37% (Germany) (Proceeds $58,622)	(313)	(57,107)
Total Securities Sold Short—(6.9)% (Proceeds $139,847,398)		$(139,661,531)

48

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)

		Long Financial Futures Contracts

		Interest Rate-Related
226	12/19/2019	10-Year US Treasury Note	$29,687,674	$29,450,625	$(237,049)
		Equity-Related
1,314	12/20/2019	S&P 500 e-Mini Index	197,501,913	195,687,450	(1,814,463)
					$(2,051,512)
		Short Financial Futures Contracts

		Equity-Related
(1,038)	12/20/2019	MSCI EAFE	$(98,689,214)	$(98,526,960)	$162,254
(1,270)	12/20/2019	MSCI Emerging Markets	(64,523,612)	(63,620,650)	902,962
					$1,065,216
					$(986,296)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/09/2019	Goldman Sachs International	USD	6,000,000	CNH	41,777,100	$148,895
10/22/2019	Goldman Sachs International	USD	4,000,000	CNH	28,144,000	59,852
01/22/2020	Goldman Sachs International	USD	8,309,146	CNH	56,540,000	411,573
01/31/2020	Barclays Bank plc	USD	4,000,000	CNH	27,075,200	218,872
02/11/2020	Barclays Bank plc	USD	4,000,000	CNH	26,882,400	246,729
03/04/2020	Barclays Bank plc	USD	6,000,000	CNH	40,205,700	389,338
03/23/2020	Goldman Sachs International	USD	7,000,000	CNH	47,001,500	443,800
04/29/2020	Barclays Bank plc	USD	6,286,582	CNH	42,516,000	360,582
06/17/2020	Barclays Bank plc	USD	7,471,250	CNH	52,248,000	195,602
07/03/2020	Goldman Sachs International	USD	3,000,000	CNH	20,731,500	113,976
07/29/2020	Goldman Sachs International	USD	16,975,389	CNH	117,257,500	661,849
10/09/2020	Barclays Bank plc	USD	7,000,000	CNH	50,243,809	21,948
						$3,273,016

49

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

Swap contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ Depreciation	Net Value of Reference Entity

Long Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25%	Enterprise Products Partners LP	USD	Monthly	$3,982,540	$(43,524)	$3,939,016
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25%	EQM Midstream Partners LP	USD	Monthly	1,444,030	43,847	1,487,877
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.40%	Goodrich Petroleum Corp.	USD	Monthly	373,382	(34,549)	338,833
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.40%	Jagged Peak Energy, Inc.	USD	Monthly	327,339	(49,022)	278,317
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25%	Phillips 66 Partners LP	USD	Monthly	1,726,549	(49,656)	1,676,893
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25%	Plains All American Pipeline LP	USD	Monthly	2,011,386	(115,833)	1,895,553
							$(248,737)

Short Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Antero Midstream Corp.	USD	Monthly	$(466,930)	$21,369	$(445,561)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.63%	DCP Midstream LP	USD	Monthly	(1,922,937)	113,543	(1,809,394)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Enable Midstream Partners LP	USD	Monthly	(344,112)	19,894	(324,218)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Magellan Midstream	USD	Monthly	(2,884,771)	2,179	(2,882,592)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	MPLX LP	USD	Monthly	(3,114,920)	86,915	(3,028,005)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Noble Midstream Partners LP	USD	Monthly	(428,016)	5,386	(422,630)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 1.07%	Viper Energy Partners LP	USD	Monthly	(144,926)	20,560	(124,366)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Western Midstream Partners LP	USD	Monthly	(1,708,078)	86,042	(1,622,036)
							$355,888
							$107,151

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TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2019

Swap contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity
Long Total Return Basket Swap Contracts
09/30/2022	Morgan Stanley Capital Services LLC	Alphas Managed Accounts Platform LXVI Limited - Welton Nexus Segregated Portfolio (d)	1 Month LIBOR plus 0.45%	USD	Monthly	$2,279,248	$(84,829)	$2,194,419

	Number of Contracts	Value
Written Options Contracts — (0.0)%

Puts — (0.0)%
Cabot Oil & Gas Corp., Notional Amount ($2,055,200), Strike Price $14 Expiring 10/18/2019 (United States) Unrealized appreciation $0	(1,468)	$(14,680)
SM Energy Co., Notional Amount ($204,000), Strike Price $10 Expiring 10/18/2019 (United States) Unrealized depreciation $(8,036)	(204)	(20,400)
Total Written Options Contracts (Premiums received $27,044)		$(35,080)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FEDL	US Federal Funds Effective Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 30% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.

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TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2018

(a)	Security or a portion thereof is pledged as collateral for securities sold short.
(b)	Non income-producing security.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $319,996,081, which represents 15.9% of the fund's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At September 30, 2019, the aggregate value of these securities was $7,614,890, which represents 0.4% of net assets.
(f)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2019, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value
Foreign Common Stocks
Argonaut Gold, Inc.		08/19/19	$111,361	$104,616
Osisko Mining, Inc.		07/10/19	1,204,128	1,181,266
				1,285,882

Convertible Bond
Synaptive Medical, Inc.		07/30/19	129,857	130,000

Private Investment Funds
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	19,257,955	62,781,107
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	35,000,000	37,982,079
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,566,845	2,124,854
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	55,000,000	50,976,136
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/01/17	51,000,000	71,515,865
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	27,095,185	35,545,845
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,934,998
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	4,320,894
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	27,873,545
				303,055,323

Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (15.1% of Net Assets)				$304,471,205

(g)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(h)	Security in default.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2019. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security or a portion thereof is held as initial margin for financial futures contracts.
(l)	Security or a portion thereof is pledged as collateral for swap contracts.

52

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2019

1. Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

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The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quote markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

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Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity and total return basket swaps with Morgan Stanley Capital Services LLC as the counterparty. The total return equity swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swap is valued at the net value of the reference entity provided by the administrator and are typically categorized as Level 3 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$624,123,894	$649,529,430	$236,136	$1,273,889,460
Rights	—	—	114,559	114,559
Warrants	836,647	—	—	836,647
Convertible Bonds	—	140,028	—	140,028
US Treasury Bonds/Notes	—	107,199,266	—	107,199,266
Exchange-Traded Funds	123,553,232	—	—	123,553,232
Private Investment Funds	—	—	303,055,323	303,055,323
Publicly Traded Limited Partnerships	1,081,140	—	—	1,081,140
Preferred Stocks*	—	4,459,764	—	4,459,764
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	182,388,393	—	182,388,393
Purchased Options	612,546	1,687,777	—	2,300,323
Total Investments in Securities	750,207,459	945,404,658	303,406,018	1,999,018,135
Financial Futures Contracts - Equity Risk	1,065,216	—	—	1,065,216
Forward Currency Contracts - Foreign Currency Risk	—	3,273,016	—	3,273,016
Total Return Equity Swap Contracts - Equity Risk	—	399,735	—	399,735
Total Other Financial Instruments	1,065,216	3,672,751	—	4,737,967
Total Assets	$751,272,675	$949,077,409	$303,406,018	$2,003,756,102

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TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short*	(119,689,327)	(19,915,097)	—	(139,604,424)
Preferred Stock Sold Short*	—	(57,107)	—	(57,107)
Total Securities Sold Short	(119,689,327)	(19,972,204)	—	(139,661,531)
Financial Futures Contracts - Equity Risk	(1,814,463)	—	—	(1,814,463)
Financial Futures Contracts - Interest Rate Risk	(237,049)	—	—	(237,049)
Total Return Equity Swap Contracts - Equity Risk	—	(292,584)	—	(292,584)
Total Return Basket Swap Contracts - Equity Risk	—	—	(84,829)	(84,829)
Written Options - Equity Risk	(35,080)	—	—	(35,080)
Total Other Financial Instruments	(2,086,592)	(292,584)	(84,829)	(2,464,005)
Total Liabilities	$(121,775,919)	$(20,264,788)	$(84,829)	$(142,125,536)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended September 30, 2019, there were no transfers to or from Level 3 investments that had a significant impact to the fund.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/19 for the period ended 09/30/19
Common Stocks*	$143,541	$(42,303)	$(364,051)	$-	$(2,725)	$501,674	$-	$236,136	$(364,051)
Rights	-	-	36,775	77,784	-	-	-	114,559	36,775
Disputed Claims Receipt	351,435	-	(351,435)	-	-	-	-	-	(351,435)
Private Investment Funds	362,048,738	4,319,839	4,368,103	45,500,000	(113,181,357)	-	-	303,055,323	6,380,147
Total Return Basket Swaps	(520,436)	18,853,643	435,607	3,556,500,633	(3,575,354,276)	-	-	(84,829)	17,530
Total	$362,023,278	$23,131,179	$4,124,999	$3,602,078,417	$(3,688,538,358)	$501,674	$-	$303,321,189	$5,718,966

*There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Rights and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

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Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Total Return Basket Swaps. These swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles ("SPVs") that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2019	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$236,136	Last market price	Discount(%)	50% - 100%	50%
Rights	114,559	Last market price of parent company	Exchange Ratio	4.97%	4.97%
			Probability of contingent event	40.22%	40.22%
Private Investment Funds	303,055,323	Adjusted net asset value	Manager estimated returns	(5.06)% - 3.61%	(0.57)%
			Market returns**	(5.03)% - 1.77%	(0.22)%
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

* Weighted by market value of investments as a percentage of the total market value of level three investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

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The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Rights and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2019. The discount for lack of marketability and estimate of future claims used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2019. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	$69,226,855	daily (91%)	2 days
Long-Short Global Healthcare (b)	37,982,079	quarterly	45 days
Trend Following (c)	50,976,136	daily	2 days
Long-Short Global (d)	107,061,710	monthly (33%), quarterly (67%)	60-90 days
Relative Value (e)	9,934,998	quarterly	30 days
Long-Short US Small-Cap (f)	27,873,545	quarterly	45 days
Total	$303,055,323

(a)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,445,748 of redemption residuals.
(b)	This strategy primarily comprises long and short positions in global healthcare securities.
(c)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(d)	This strategy primarily comprises long and short positions in global common stocks.
(e)	This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.
(f)	This strategy primarily comprises long and short positions in US small-cap common stocks.

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4. Derivative and Other Financial Instruments

During the period ended September 30, 2019, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity and basket swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

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US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

The fund maintained long and short total return equity swap contracts to indirectly gain exposure to both long and short total returns of individual equities.

The fund also had maintained one total return basket swap contract in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF had entered into a total return basket swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays, if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. During the period, TAS has terminated certain contracts and started to wind down Welton Nexus Segregated Portfolio which consisted of cash and cash equivalent holdings in various currencies to settle remaining receivables/payables as the portfolio was winding down as of September 30, 2019.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

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Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

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As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

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Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2019. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2019, grouped by contract type and risk exposure category:

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Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$2,300,323	0.10%	$—	—%	$2,300,323
Total Return Equity Swap Contracts	Unrealized appreciation on swap contracts	—	—%	399,735	0.01%	—	—%	399,735
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	3,273,016	0.08%	—	—%	—	—%	3,273,016
Financial Futures Contracts	Due from broker for futures variation margin**	—	—%	1,065,216	0.04%	—	—%	1,065,216
Total Value - Assets		$3,273,016		$3,765,274		$—		$7,038,290
Written Options	Written option, at value	$—	—%	$(35,080)	0.01%	$—	—%	$(35,080)
Total Return Equity Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(292,584)	0.01%	—	—%	(292,584)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(84,829)	0.01%	—	—%	(84,829)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	0.01%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(1,814,463)	0.10%	(237,049)	0.00%	(2,051,512)
Total Value - Liabilities		$—		$(2,226,956)		$(237,049)		$(2,464,005)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2018 to and including September 30, 2019, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2019. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2019 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at September 30, 2019, are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Tax Cost of Investments
Investments in securities	$281,307,205	$(289,864,902)	$(8,557,697)	$2,005,275,509
Securities sold short	8,287,305	(8,101,438)	185,867	(139,847,398)

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	2,300,323
Financial futures contracts	—	—	—	(986,296)
Forward currency contracts	—	—	—	3,273,016
Swap contracts	—	—	—	22,322
Written option contracts	—	—	—	(35,080)

The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return equity swaps, total return basket swaps, partnerships, and tax adjustments related to holding offsetting positions such as straddles.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2019.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

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In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2019:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$56,709,497	$—	$(56,709,497)	$—
Total	$56,709,497	$—	$(56,709,497)	$—

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

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The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
September 30, 2019

	Principal
	Amount	Value
Investments — 100.9% of net assets

Short-Term Investments — 100.9%

Repurchase Agreement — 1.4%
Fixed Income Clearing Corp. issued on 09/30/19 (proceeds at maturity $878,140) (collateralized by US Treasury Notes, due 12/31/21 with a total par value of $885,000 and a total market value of $896,547), 0.250%, 10/01/19 (Cost $878,134)	$878,134	$878,134

US Treasury Bills (a) — 71.0%
US Treasury Bill, 2.212%, 10/03/19	7,000,000	6,999,156
US Treasury Bill, 2.050%, 10/08/19	4,000,000	3,998,432
US Treasury Bill, 2.253%, 10/10/19	4,000,000	3,997,791
US Treasury Bill, 2.003%, 10/29/19	11,000,000	10,983,150
US Treasury Bill, 2.053%, 01/16/20	1,000,000	994,682
US Treasury Bill, 2.552%, 02/27/20	16,000,000	15,881,628
US Treasury Bill, 1.857%, 03/26/20	2,000,000	1,982,521

Total US Treasury Bills (Cost $44,792,186)		44,837,360

US Treasury Bonds/Notes — 28.5%
US Treasury Note, 1.000%, 10/15/19	6,000,000	5,996,299
US Treasury Note, 1.000%, 11/15/19	6,000,000	5,992,259
US Treasury Note, 1.000%, 11/30/19	6,000,000	5,989,639

Total US Treasury Bonds/Notes (Cost $17,966,930)		17,978,197

Total Short-Term Investments (Cost $63,637,250)		63,693,691

Total Investments — 100.9% (Cost $63,637,250)		$63,693,691

Liabilities in Excess of Other Assets — (0.9)%		(556,907)

Net Assets — 100.0%		$63,136,784

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2019

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended September 30, 2019, all of the fund’s investments were valued using Level 2 inputs; therefore, there were no transfers to or from Level 3 investments.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2019 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/ (depreciation) and the net unrealized appreciation/ (depreciation) on investment securities, at September 30, 2019, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$56,441	$-	$56,441	$63,637,250

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2019.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$878,134	$—	$(878,134)	$—
Total	$878,134	$—	$(878,134)	$—

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of September 30, 2019, TAS, the advisor to the fund, owned 46% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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